UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3373

WESTCORE TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

Richard C. Noyes
Westcore Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end:  December 31

Date of reporting period: July 1, 2016 – September 30, 2016

Item 1 – Schedule of Investments.

WESTCORE GROWTH FUND AS OF SEPTEMBER 30, 2016 (Unaudited)
	Shares	Market Value
COMMON STOCKS		98.45%
Consumer Discretionary		23.01%
Hotels Restaurants & Leisure		4.02%
Las Vegas Sands Corp.	9,300	$535,122
Starbucks Corp.	8,620	466,687
		1,001,809

Household Durables		2.03%
Mohawk Industries Inc.**	2,535	507,862

Internet & Direct Marketing Retail		9.41%
Amazon.com Inc.**	1,650	1,381,561
Expedia Inc.	3,700	431,864
Netflix Inc.**	5,400	532,170
		2,345,595

Specialty Retail		7.55%
Home Depot Inc.	7,385	950,302
O'Reilly Automotive Inc.**	1,800	504,198
TJX Companies Inc.	5,710	426,994
		1,881,494

Total Consumer Discretionary
(Cost $4,206,699)		5,736,760

Consumer Staples		8.36%
Beverages		4.35%
Constellation Brands Inc. - Class A	2,400	399,576
Monster Beverage Corp.**	4,660	684,134
		1,083,710

Food & Staples Retailing		4.01%
Costco Wholesale Corp.	3,030	462,105
CVS Health Corp.	6,040	537,500
		999,605

Total Consumer Staples
(Cost $1,901,007)		2,083,315

Energy		3.38%
Energy Equipment & Services		1.61%
Schlumberger Ltd.	5,110	401,850

Oil Gas & Consumable Fuels		1.77%
EOG Resources Inc.	4,570	441,965

Total Energy
(Cost $746,983)		843,815

Financials		2.04%
Banks		1.34%
JPMorgan Chase & Co.	5,010	333,616

Capital Markets		0.70%
BlackRock Inc.	480	173,981

Total Financials
(Cost $496,790)		507,597

Health Care		14.53%
Biotechnology		5.18%
BioMarin Pharmaceutical Inc.**	5,230	483,880
Celgene Corp.**	7,710	805,926
		1,289,806

Health Care Equipment & Supplies		1.51%
Becton Dickinson and Co.	2,100	377,433

Health Care Providers & Services		1.24%
HCA Holdings Inc.**	4,100	310,083

Life Sciences Tools & Services		2.66%
Thermo Fisher Scientific Inc.	4,170	663,280
Pharmaceuticals		3.94%
Allergan PLC**	1,570	$361,587
Bristol-Myers Squibb Co.	11,500	620,080
		981,667

Total Health Care
(Cost $3,731,216)		3,622,269

Industrials		10.27%
Aerospace & Defense		4.46%
Raytheon Co.	4,120	560,856
TransDigm Group Inc.**	1,910	552,219
		1,113,075

Machinery		3.46%
Dover Corp.	5,400	397,656
Parker Hannifin Corp.	3,700	464,461
		862,117

Road & Rail		2.35%
Union Pacific Corp.	6,010	586,155

Total Industrials
(Cost $2,201,981)		2,561,347

Information Technology		33.20%
Internet Software & Services		10.53%
Alphabet Inc. - Class A**	1,340	1,077,441
Facebook Inc. - Class A**	9,290	1,191,628
Yandex N.V. - Class A (Russia)**	16,900	$355,745
		2,624,814

IT Services		5.80%
Alliance Data Systems Corp.**	2,130	456,949
Visa Inc. - Class A	11,940	987,438
		1,444,387

Semiconductors & Semiconductor Equipment		4.74%
Broadcom Ltd. (Singapore)	3,810	657,301
NXP Semiconductor N.V. (Netherlands)**	5,130	523,311
		1,180,612

Software		4.46%
Adobe Systems Inc.**	4,600	499,284
Ultimate Software Group Inc.**	3,000	613,170
		1,112,454

Technology Hardware Storage & Peripherals		7.67%
Apple Inc.	16,919	1,912,693

Total Information Technology
(Cost $5,049,009)		8,274,960

Materials		3.66%
Chemicals		1.70%
Sherwin-Williams Co.	1,530	423,290

Construction Materials		1.96%
Vulcan Materials Co.	4,300	489,039

Total Materials
(Cost $904,451)		912,329

Total Common Stocks
(Cost $19,238,136)		24,542,392

MONEY MARKET MUTUAL FUNDS		1.76%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.271%)	438,581	438,581

Total Money Market Mutual Funds
(Cost $438,581)		438,581
Total Investments
(Cost $19,676,717)	100.21%	24,980,973

Liabilities in Excess of Other Assets	(0.21%)	(53,229)

Net Assets	100.00%	$24,927,744

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE MIDCO GROWTH FUND AS OF SEPTEMBER 30, 2016 (Unaudited)
	Shares	Market Value
COMMON STOCKS		99.21%
Consumer Discretionary		26.15%
Auto Components		1.37%
Goodyear Tire & Rubber Co.	19,900	$642,770

Automobiles		1.86%
Tesla Motors Inc.**	4,272	871,616

Hotels Restaurants & Leisure		5.10%
Chipotle Mexican Grill Inc.**	2,168	918,148
Wynn Resorts Ltd.	15,196	1,480,394
		2,398,542

Household Durables		3.23%
DR Horton Inc.	22,141	668,658
Mohawk Industries Inc.**	4,250	851,445
		1,520,103

Internet & Direct Marketing Retail		2.45%
Expedia Inc.	9,850	1,149,692

Leisure Equipment & Products		1.46%
Hasbro Inc.	8,670	687,791

Multiline Retail		2.61%
Dollar Tree Inc.**	15,550	1,227,362

Specialty Retail		4.92%
Advance Auto Parts Inc.	5,200	775,424
Ross Stores Inc.	23,900	1,536,770
		2,312,194

Textiles Apparel & Luxury Goods		3.15%
Under Armour Inc. - Class A**	27,372	1,058,749
Under Armour Inc. - Class C**	12,509	423,555
		1,482,304

Total Consumer Discretionary
(Cost $10,387,931)		12,292,374

Consumer Staples		3.23%
Beverages		1.00%
Dr Pepper Snapple Group Inc.	5,150	470,247

Food & Staples Retailing		1.20%
Casey's General Stores Inc.	4,700	564,705

Personal Products		1.03%
Nu Skin Enterprises Inc. – Class A	7,450	482,611

Total Consumer Staples
(Cost $1,470,686)		1,517,563

Energy		3.36%
Oil, Gas & Consumable Fuels		3.36%
Concho Resources Inc.**	7,350	1,009,523
Newfield Exploration Co.**	13,050	567,153
		1,576,676

Total Energy
(Cost $940,434)		1,576,676

Financials		6.08%
Banks		2.15%
Bank of the Ozarks Inc.	26,290	1,009,536
Capital Markets		3.93%
CBOE Holdings Inc.	16,800	$1,089,480
MSCI Inc.	9,050	759,657
		1,849,137

Total Financials
(Cost $2,692,495)		2,858,673

Health Care		16.04%
Biotechnology		2.36%
BioMarin Pharmaceutical Inc.**	11,970	1,107,464

Health Care Equipment & Supplies		4.94%
Hologic Inc.**	23,400	908,622
Intuitive Surgical Inc.**	1,950	1,413,419
		2,322,041

Healthcare Providers & Services		4.13%
Diplomat Pharmacy Inc.**	26,900	753,469
Henry Schein Inc.**	7,300	1,189,754
		1,943,223

Life Sciences Tools & Services		2.89%
Agilent Technologies Inc.	28,850	1,358,546

Pharmaceuticals		1.72%
Jazz Pharmaceuticals PLC (Ireland)**	6,650	$807,842

Total Health Care
(Cost $6,843,744)		7,539,116

Industrials		14.16%
Aerospace & Defense		2.24%
TransDigm Group Inc.**	3,650	1,055,288

Building Products		4.46%
Lennox International Inc.	6,006	943,122
Masco Corp.	33,650	1,154,531
		2,097,653

Professional Services		3.04%
Verisk Analytics Inc.**	17,560	1,427,277

Road & Rail		1.98%
Kansas City Southern	9,950	928,534

Trading Companies & Distributors		2.44%
United Rentals Inc.**	14,600	1,145,954

Total Industrials
(Cost $5,261,063)		6,654,706

Information Technology		24.16%
Internet Software & Services		1.65%
Yandex N.V. - Class A (Russia)**	36,900	776,745

IT Services		9.15%
Alliance Data Systems Corp.**	6,270	1,345,103
Fiserv Inc.**	14,453	1,437,640
InterXion Holding N.V. (Netherlands)**	20,000	724,400
Sabre Corp.	28,200	794,676
		4,301,819

Semiconductors & Semiconductor Equipment		5.15%
Lam Research Corp.	13,850	1,311,734
Skyworks Solutions Inc.	14,537	1,106,847
		2,418,581
Software		8.21%
Electronic Arts Inc.**	20,940	$1,788,276
Guidewire Software Inc.**	16,500	989,670
Ultimate Software Group Inc.**	5,300	1,083,267
		3,861,213

Total Information Technology
(Cost $10,167,431)		11,358,358

Materials		4.68%
Chemicals		3.58%
Albemarle Corp.	8,500	726,665
Sherwin-Williams Co.	3,450	954,477
		1,681,142

Construction Materials		1.10%
Martin Marietta Materials Inc.	2,900	519,419

Total Materials
(Cost $1,771,862)		2,200,561

Telecommunication Services		1.35%
Diversified Telecommunication Services		1.35%
Zayo Group Holdings Inc.**	21,400	635,794

Total Telecommunication Services
(Cost $619,404)		635,794

Total Common Stocks
(Cost $40,155,050)		46,633,821

MONEY MARKET MUTUAL FUNDS		0.85%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.271%)	401,609	401,609

Total Money Market Mutual Funds
(Cost $401,609)		401,609

Total Investments
(Cost $40,556,659)	100.06%	47,035,430

Liabilities in Excess of Other Assets	(0.06%)	(29,433)

Net Assets	100.00%	$47,005,997

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE SELECT FUND AS OF SEPTEMBER 30, 2016 (Unaudited)
	Shares	Market Value
COMMON STOCKS		98.25%
Consumer Discretionary		27.02%
Automobiles		2.26%
Tesla Motors Inc.**	4,580	$934,457

Hotels Restaurants & Leisure		7.17%
Chipotle Mexican Grill Inc.**	2,892	1,224,762
Wynn Resorts Ltd.	17,890	1,742,844
		2,967,606

Household Durables		1.97%
DR Horton Inc.	27,000	815,400

Internet & Direct Marketing Retail		3.58%
Expedia Inc.	12,700	1,482,344

Multiline Retail		3.65%
Dollar Tree Inc.**	19,100	1,507,563

Specialty Retail		4.66%
Ross Stores Inc.	30,000	1,929,000

Textiles Apparel & Luxury Goods		3.73%
Under Armour Inc. - Class A**	29,276	1,132,396
Under Armour Inc. - Class C**	12,105	409,875
		1,542,271

Total Consumer Discretionary
(Cost $10,258,930)		11,178,641

Consumer Staples		1.55%
Personal Products		1.55%
Nu Skin Enterprises Inc. - Class A	9,900	641,322

Total Consumer Staples
(Cost $625,502)		641,322

Energy		3.52%
Oil Gas & Consumable Fuels		3.52%
Concho Resources Inc.**	7,500	1,030,125
Newfield Exploration Co.**	9,800	425,908
		1,456,033

Total Energy
(Cost $885,866)		1,456,033

Financials		8.05%
Banks		2.31%
Bank of the Ozarks Inc.	24,900	956,160

Capital Markets		5.74%
CBOE Holdings Inc.	20,600	1,335,910
MSCI Inc.	12,400	1,040,856
		2,376,766

Total Financials
(Cost $3,307,752)		3,332,926

Health Care		16.82%
Biotechnology		3.97%
BioMarin Pharmaceutical Inc.**	17,740	1,641,305

Health Care Equipment & Services		5.25%
Intuitive Surgical Inc.**	3,000	2,174,490

Health Care Providers & Services		2.90%
Diplomat Pharmacy Inc.**	42,800	1,198,828

Life Sciences Tools & Services		4.70%
Agilent Technologies Inc.	41,300	1,944,817

Total Health Care
(Cost $6,923,826)		6,959,440
Industrials		13.15%
Aerospace & Defense		4.05%
TransDigm Group Inc.**	5,800	$1,676,896

Professional Services		3.46%
Verisk Analytics Inc.**	17,610	1,431,341

Road & Rail		2.53%
Kansas City Southern	11,200	1,045,184

Trading Companies & Distributors		3.11%
United Rentals Inc.**	16,400	1,287,236

Total Industrials
(Cost $4,767,971)		5,440,657

Information Technology		22.72%
Internet Software & Services		2.19%
Yandex N.V. - Class A (Russia)**	43,100	$907,255

IT Services		13.36%
Alliance Data Systems Corp.**	8,600	1,844,958
Fiserv Inc.**	19,900	1,979,453
Sabre Corp.	60,500	1,704,890
		5,529,301

Semiconductors & Semi Equipment		1.79%
Skyworks Solutions Inc.	9,700	738,558

Software		5.38%
Guidewire Software Inc.**	14,600	875,708
The Ultimate Software Group Inc.**	6,600	1,348,974
		2,224,682

Total Information Technology
(Cost $9,125,813)		9,399,796

Materials		5.42%
Chemicals		3.21%
Sherwin-Williams Co.	4,800	1,327,968

Construction Materials		2.21%
Martin Marietta Materials Inc.	5,100	913,461

Total Materials
(Cost $2,110,467)		2,241,429

Total Common Stocks
(Cost $38,006,127)		40,650,244

MONEY MARKET MUTUAL FUNDS		1.94%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.271%)	800,935	800,935

Total Money Market Mutual Funds
(Cost $800,935)		800,935

Total Investments
(Cost $38,807,062)	100.19%	41,451,179

Liabilities in Excess of Other Assets	(0.19%)	(77,661)

Net Assets	100.00%	$41,373,518
Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE SMALL-CAP GROWTH FUND AS OF SEPTEMBER 30, 2016 (Unaudited)
	Shares	Market Value
COMMON STOCKS		99.62%
Consumer Discretionary		16.89%
Diversified Consumer Services		2.21%
Bright Horizons Family Solutions Inc.**	580	$38,796
Grand Canyon Education Inc.**	1,281	51,740
		90,536

Hotels Restaurants & Leisure		4.93%
Shake Shack Inc. - Class A**	537	18,618
Sonic Corp.	1,180	30,892
Vail Resorts Inc.	648	101,658
Wingstop Inc.	1,095	32,084
Zoe's Kitchen Inc.**	851	18,884
		202,136

Household Durables		0.90%
CalAtlantic Group Inc.	1,110	37,118

Internet & Direct Marketing Retail		0.56%
Duluth Holdings Inc. - Class B**	860	22,798

Leisure Equipment & Products		0.76%
Callaway Golf Co.	2,700	31,347

Media		5.53%
IMAX Corp. (Canada)**	2,305	$66,776
Lions Gate Entertainment Corp.	2,314	46,257
Live Nation Entertainment Inc.**	2,275	62,517
National CineMedia Inc.	3,500	51,520
		227,070

Multiline Retail		0.73%
Big Lots Inc.	625	29,844

Specialty Retail		1.27%
Burlington Stores Inc.**	645	52,258

Total Consumer Discretionary
(Cost $611,080)		693,107

Consumer Staples		2.27%
Beverages		0.59%
MGP Ingredients Inc.	600	24,312

Food & Staples Retailing		1.68%
PriceSmart Inc.	822	68,851

Total Consumer Staples
(Cost $89,739)		93,163

Energy		4.35%
Energy Equipment & Services		1.21%
Patterson-UTI Energy Inc.	2,218	49,617

Oil Gas & Consumable Fuels		3.14%
PDC Energy Inc.**	855	57,336
RSP Permian Inc.**	1,095	42,464
Synergy Resources Corp.**	4,186	29,009
		128,809

Total Energy
(Cost $157,237)		178,426

Financials		7.91%
Banks		3.89%
Bank of the Ozarks Inc.	1,318	50,611
Customers Bancorp Inc.**	1,800	45,288
Eagle Bancorp Inc.**	1,290	63,636
		159,535

Capital Markets		2.83%
Evercore Partners Inc. - Class A	1,401	72,165
MarketAxess Holdings Inc.	266	44,047
		116,212
Thrift & Mortgage Finance		1.19%
LendingTree Inc.**	505	$48,940

Total Financials
(Cost $259,023)		324,687

Health Care		25.94%
Biotechnology		4.82%
Alder Biopharmaceuticals Inc.**	780	25,560
Insmed Inc.**	2,644	38,391
MacroGenics Inc.**	1,335	39,930
MiMedx Group Inc.**	3,000	25,740
Prothena Corp. PLC (Ireland)**	665	39,880
Sage Therapeutics Inc.**	613	28,229
		197,730

Health Care Equipment & Supplies		10.27%
Endologix Inc.**	2,435	31,168
Glaukos Corp.**	2,725	102,842
Nevro Corp.**	1,260	131,531
NxStage Medical Inc.**	2,820	70,472
Oxford Immunotec Global PLC (Great Britain)**	2,965	37,240
Veracyte Inc.**	6,298	47,928
		421,181

Health Care Providers & Services		5.67%
Acadia Healthcare Co. Inc.**	1,022	50,640
Amedisys Inc.**	665	31,548
HealthEquity Inc.**	2,780	105,223
LHC Group Inc.**	1,225	45,178
		232,589

Health Care Technology		2.55%
Medidata Solutions Inc.**	640	35,686
Veeva Systems Inc. - Class A**	1,675	69,144
		104,830

Life Sciences Tools & Services		1.02%
Albany Molecular Research Inc.**	2,530	41,770

Pharmaceuticals		1.61%
Intersect ENT Inc.**	2,840	44,986
Pacira Pharmaceuticals Inc.**	615	21,045
		66,031

Total Health Care
(Cost $868,576)		1,064,131

Industrials		9.36%
Commercial Services & Supplies		2.60%
Herman Miller Inc.	1,335	38,181
Ritchie Bros Auctioneers Inc. (Canada)	1,948	68,316
		106,497

Electrical Equipment		0.91%
Generac Holdings Inc.**	1,030	37,389

Machinery		0.82%
Proto Labs Inc.**	560	33,550

Professional Services		3.35%
Advisory Board Co.**	2,271	101,605
Huron Consulting Group Inc.**	598	35,736
		137,341

Road & Rail		1.68%
Saia Inc.**	2,305	69,058

Total Industrials
(Cost $355,856)		383,835

Information Technology		25.80%
Communications Equipment		1.64%
Arista Networks Inc.**	792	67,383

Internet Software & Services		3.13%
Envestnet Inc.**	1,645	59,960
GoDaddy Inc. - Class A**	1,975	68,197
		128,157
Semiconductors & Semiconductor Equipment		8.54%
Inphi Corp.**	2,333	$101,509
M/A-COM Technology Solutions Holdings Inc.**	1,460	61,816
Microsemi Corp.**	2,243	94,161
Monolithic Power Systems Inc.	1,155	92,978
		350,464

Software		12.49%
Cyber-Ark Software Ltd. (Israel)**	929	46,050
Fortinet Inc.**	1,030	38,038
Globant SA (Luxembourg)**	838	35,297
Guidewire Software Inc.**	697	41,806
Proofpoint Inc.**	666	49,850
RingCentral Inc. - Class A**	3,104	73,441
Take-Two Interactive Software Inc.**	2,071	93,361
Tyler Technologies Inc.**	345	59,074
Zendesk Inc.**	2,457	75,454
		512,371

Total Information Technology
(Cost $718,858)		1,058,375

Materials		3.67%
Chemicals		3.67%
Flotek Industries Inc.**	3,805	55,325
PolyOne Corp.	2,823	95,445
		150,770

Total Materials
(Cost $123,077)		150,770

Real Estate		1.99%
Equity Real Estate Investment Trusts (REITs)		1.99%
QTS Realty Trust Inc. - Class A	1,549	81,865

Total Real Estate
(Cost $56,474)		81,865

Telecommunication Services		1.44%
Diversified Telecommunication Services		1.44%
Cogent Communications Holdings Inc.	1,600	58,896

Total Telecommunication Services
(Cost $58,168)		58,896

Total Common Stocks
(Cost $3,298,088)		4,087,255

MONEY MARKET MUTUAL FUNDS		0.24%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.271%)	9,735	9,735

Total Money Market Mutual Funds
(Cost $9,735)		9,735

Total Investments
(Cost $3,307,823)	99.86%	4,096,990

Other Assets in Excess of Liabilities	0.14%	5,661

Net Assets	100.00%	$4,102,651

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE GLOBAL LARGE-CAP DIVIDEND FUND AS OF SEPTEMBER 30, 2016 (Unaudited)
	Shares	Market Value
COMMON STOCKS		96.53%
Consumer Discretionary		16.44%
Automobiles		3.27%
Toyota Motor Corp. (Japan)	26,500	$1,510,216

Hotels Restaurants & Leisure		6.65%
McDonald's Corp.	12,435	$1,434,502
Sodexo SA (France)	13,741	1,636,212
		3,070,714

Leisure Equipment & Products		3.23%
Mattel Inc.	49,240	1,490,987

Multiline Retail		3.29%
Target Corp.	22,131	1,519,957

Total Consumer Discretionary
(Cost $6,699,707)		7,591,874

Consumer Staples		16.11%
Food & Staples Retailing		3.12%
Wal-Mart Stores Inc.	20,027	1,444,347

Food Products		6.39%
General Mills Inc.	23,500	1,501,180
Nestle SA ADR (Switzerland)	18,345	1,449,622
		2,950,802

Household Products		3.42%
Kimberly-Clark Corp.	12,514	1,578,516

Tobacco		3.18%
British American Tobacco PLC ADR (United Kingdom)	11,515	1,469,890

Total Consumer Staples
(Cost $6,133,248)		7,443,555

Energy		6.24%
Oil Gas & Consumable Fuels		6.24%
Occidental Petroleum Corp.	20,121	1,467,223
Total SA ADR (France)	29,630	1,413,351
		2,880,574

Total Energy
(Cost $2,433,811)		2,880,574

Financials		9.88%
Banks		3.32%
US Bancorp	35,806	1,535,719

Insurance		6.56%
Allianz SE (Germany)	10,414	1,545,382
Chubb Ltd. (Switzerland)	11,800	1,482,670
		3,028,052

Total Financials
(Cost $4,434,158)		4,563,771

Health Care		12.47%
Biotechnology		3.30%
AbbVie Inc.	24,189	1,525,600

Pharmaceuticals		9.17%
Bayer AG (Germany)	13,400	1,346,181
Novartis AG ADR (Switzerland)	18,210	1,437,862
Roche Holding AG ADR (Switzerland)	46,884	1,451,997
		4,236,040

Total Health Care
(Cost $4,772,021)		5,761,640
Industrials		8.81%
Aerospace & Defense		5.31%
Cobham PLC (United Kingdom)	463,413	$1,007,296
Raytheon Co.	10,616	1,445,156
		2,452,452

Road & Rail		3.50%
CSX Corp.	53,000	1,616,500

Total Industrials
(Cost $3,628,262)		4,068,952

Information Technology		13.62%
Semiconductors & Semiconductor Equipment		7.02%
QUALCOMM Inc.	24,837	1,701,334
Xilinx Inc.	28,349	1,540,485
		3,241,819

Software		3.15%
The Sage Group PLC (United Kingdom)	152,152	1,455,425

Technology Hardware Storage & Peripherals		3.45%
Apple Inc.	14,100	1,594,005

Total Information Technology
(Cost $4,896,911)		6,291,249

Materials		3.45%
Chemicals		3.45%
Koninklijke DSM N.V. (Netherlands)	23,559	1,592,135

Total Materials
(Cost $1,591,948)		1,592,135

Telecommunication Services		3.08%
Diversified Telecommunication Services		3.08%
BT Group PLC (United Kingdom)	282,500	1,424,556

Total Telecommunication Services
(Cost $1,816,547)		1,424,556

Utilities		6.43%
Electric Utilities		3.05%
Edison International	19,511	1,409,670

Multi-Utilities		3.38%
Canadian Utilities Ltd. - Class A (Canada)	55,235	1,558,595

Total Utilities
(Cost $2,814,710)		2,968,265

Total Common Stocks
(Cost $39,221,323)		44,586,571

MONEY MARKET MUTUAL FUNDS		3.31%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.271%)	1,529,031	1,529,031

Total Money Market Mutual Funds
(Cost $1,529,031)		1,529,031

Total Investments
(Cost $40,750,354)	99.84%	46,115,602

Other Assets in Excess of Liabilities	0.16%	73,737

Net Assets	100.00%	$46,189,339
Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statements of Investments.

Westcore Global Large-Cap Dividend Fund
Country Breakdown as of September 30, 2016 (Unaudited)
Country	Market Value	%
United States	$24,334,212	52.68%
Switzerland	5,822,151	12.60%
United Kingdom	5,357,167	11.59%
France	3,049,563	6.60%
Germany	2,891,563	6.27%
Netherlands	1,592,135	3.45%
Canada	1,558,595	3.38%
Japan	1,510,216	3.27%
Total Investments	46,115,602	99.84%
Other Assets in Excess of Liabilities	73,737	0.16%
Net Assets	$46,189,339	100.00%

WESTCORE MID-CAP VALUE DIVIDEND FUND AS OF SEPTEMBER 30, 2016 (Unaudited)
	Shares	Market Value
COMMON STOCKS		96.84%
Basic Materials		5.37%
Chemicals		1.89%
Compass Minerals International Inc.	9,595	$707,152
Eastman Chemical Co.	9,750	659,880
		1,367,032

Forestry & Paper		3.48%
International Paper Co.	22,045	1,057,719
WestRock Co.	30,250	1,466,520
		2,524,239

Total Basic Materials
(Cost $3,272,216)		3,891,271

Capital Goods		11.61%
Aerospace / Defense Suppliers		1.82%
CAE Inc. (Canada)	50,445	$718,337
FLIR Systems Inc.	19,150	601,693
		1,320,030

Agricultural Products		3.41%
Ingredion Inc.	10,590	1,409,105
Tyson Foods Inc. - Class A	14,270	1,065,541
		2,474,646

Engineering & Construction		1.14%
EMCOR Group Inc.	13,875	827,227

Environmental / Pollution Control		1.00%
Republic Services Inc.	14,300	721,435

Industrial Products		1.52%
Parker Hannifin Corp.	8,775	1,101,526

Transportation Equipment & Parts		2.72%
Oshkosh Corp.	35,250	1,974,000

Total Capital Goods
(Cost $6,174,769)		8,418,864

Consumer		12.84%
Beverages: Non-Alcoholic		0.78%
Dr. Pepper Snapple Group Inc.	6,170	563,383

Clothing & Accessories		2.88%
Foot Locker Inc.	17,300	1,171,556
PVH Corp.	8,300	917,150
		2,088,706

Consumer Durables		1.49%
Whirlpool Corp.	6,640	1,076,742

Home Products		1.26%
Spectrum Brands Holdings Inc.	6,650	915,639

Motor Vehicle Parts		2.05%
The Goodyear Tire & Rubber Co.	45,955	1,484,346

Publishing & Media		2.06%
Cinemark Holdings Inc.	22,520	862,066
Scripps Networks Interactive Inc. - Class A	9,900	628,551
		1,490,617

Restaurants		1.39%
Brinker International Inc.	20,000	1,008,600

Specialty Retail		0.93%
Dick's Sporting Goods Inc.	11,950	677,804

Total Consumer
(Cost $7,410,804)		9,305,837
Energy		9.58%
Exploration & Production		4.62%
EQT Corp.	21,700	$1,575,854
Noble Energy Inc.	49,600	1,772,704
		3,348,558

Oil Services		1.51%
Helmerich & Payne Inc.	16,250	1,093,625

Pipelines		1.48%
Targa Resources Corp.	21,900	1,075,509

Refining & Marketing		1.97%
PBF Energy Inc. - Class A	63,100	1,428,584

Total Energy
(Cost $6,050,119)		6,946,276

Interest Rate Sensitive		17.39%
Life & Health Insurance		2.67%
CNO Financial Group Inc.	57,010	870,543
UNUM Group	30,245	1,067,951
		1,938,494

Other Banks		2.29%
BOK Financial Corp.	13,335	919,715
PacWest Bancorp	17,320	743,201
		1,662,916

Property Casualty Insurance		5.67%
American Financial Group Inc.	11,960	897,000
Endurance Specialty Holdings Ltd. (Bermuda)	18,035	1,180,391
Validus Holdings Ltd. (Bermuda)	24,595	1,225,323
WR Berkley Corp.	13,925	804,308
		4,107,022

Regional Banks		5.83%
Fifth Third Bancorp	75,420	1,543,093
KeyCorp	51,800	630,406
M&T Bank Corp.	7,380	856,818
Zions Bancorporation	38,675	1,199,699
		4,230,016

Securities & Asset Management		0.93%
NASDAQ Inc.	9,940	671,347

Total Interest Rate Sensitive
(Cost $10,883,634)		12,609,795

Medical / Healthcare		8.63%
Healthcare Services		6.13%
AmerisourceBergen Corp.	18,055	1,458,483
Cardinal Health Inc.	13,335	1,036,130
Patterson Cos Inc.	20,145	925,461
Universal Health Services Inc. - Class B	8,311	1,024,081
		4,444,155

Pharmaceuticals		2.50%
Grifols SA ADR (Spain)	70,500	1,125,885
Perrigo Co. PLC (Ireland)	7,400	683,242
		1,809,127

Total Medical / Healthcare
(Cost $5,282,986)		6,253,282

REITs		12.77%
Diversified And Specialty REITs		3.35%
CyrusOne Inc.	24,700	1,174,979
Weyerhaeuser Co.	39,165	1,250,930
		2,425,909

Multi-Family		1.70%
Equity Residential	19,200	1,235,136

Office		4.34%
Corporate Office Properties Trust	62,600	1,774,710
Gramercy Property Trust	142,400	1,372,736
		3,147,446
Retail		3.38%
Retail Properties of America Inc. - Class A	80,100	$1,345,680
Tanger Factory Outlet Centers Inc.	28,400	1,106,464
		2,452,144

Total REITs
(Cost $8,839,833)		9,260,635

Technology		9.63%
Cable/Satellite/TelcommSvc		0.80%
TELUS Corp. (Canada)	17,610	581,130

Computer Software		1.18%
CA Inc.	25,880	856,110

IT Services		2.03%
CSRA Inc.	54,700	1,471,430

Semiconductor Cap Equipment		1.54%
Lam Research Corp.	11,800	1,117,578

Technology Resellers / Distributors		2.05%
Avnet Inc.	36,200	1,486,372

Telecomm Equipment & Solutions		2.03%
Brocade Communications Systems Inc.	159,500	1,472,185

Total Technology
(Cost $6,522,996)		6,984,805

Utilities		9.02%
Independent Power		1.40%
Public Service Enterprise Group Inc.	24,200	1,013,254

Integrated Gas & Electric		2.45%
OGE Energy Corp.	33,950	1,073,499
Xcel Energy Inc.	17,065	702,054
		1,775,553

Regulated Electric		4.08%
Edison International	20,955	1,513,999
Great Plains Energy Inc.	53,000	1,446,370
		2,960,369

Water Utilities		1.09%
American Water Works Co. Inc.	10,605	793,678

Total Utilities
(Cost $5,565,578)		6,542,854

Total Common Stocks
(Cost $60,002,935)		70,213,619

MONEY MARKET MUTUAL FUNDS		1.76%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.271%)	1,275,301	1,275,301

Total Money Market Mutual Funds
(Cost $1,275,301)		1,275,301

Total Investments
(Cost $61,278,236)	98.60%	71,488,920

Other Assets in Excess of Liabilities	1.40%	1,017,705

Net Assets	100.00%	$72,506,625

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statements of Investments.

WESTCORE SMALL-CAP VALUE DIVIDEND FUND AS OF SEPTEMBER 30, 2016 (Unaudited)
	Shares	Market Value
COMMON STOCKS		96.77%
Basic Materials		4.66%
Chemicals		1.65%
Compass Minerals International Inc.	43,430	$3,200,791

Non-Ferrous Metals		1.08%
Materion Corp.	68,200	2,094,422

Specialty Chemicals		1.93%
Minerals Technologies Inc.	53,239	3,763,465

Total Basic Materials
(Cost $7,553,841)		9,058,678

Capital Goods		15.08%
Aerospace / Defense Suppliers		1.98%
Cubic Corp.	82,363	3,855,412

Agricultural Products		3.28%
Dean Foods Co.	388,035	6,363,774

Business Products & Services		1.35%
G&K Services Inc. - Class A	27,530	2,628,840

Electrical Equipment		1.88%
Watts Water Technologies Inc. - Class A	56,220	3,645,305

Engineering & Construction		1.81%
Tetra Tech Inc.	99,200	3,518,624

Industrial Products		3.06%
Global Brass & Copper Holdings Inc.	58,080	1,677,931
Regal Beloit Corp.	37,362	2,222,665
The Timken Co.	58,450	2,053,933
		5,954,529

Transportation Equipment & Parts		1.72%
The Greenbrier Cos Inc.	94,800	3,346,440

Total Capital Goods
(Cost $25,087,314)		29,312,924

Consumer		13.00%
Clothing & Accessories		4.56%
Abercrombie & Fitch Co. - Class A	213,685	3,395,455
Caleres Inc.	136,990	3,464,477
The Childrens Place Inc.	25,200	2,012,724
		8,872,656

General Merchandise		1.75%
Big Lots Inc.	71,100	3,395,025

Grocery & Convenience		0.62%
SpartanNash Co.	41,533	1,201,134

Publishing & Media		3.30%
AMC Entertainment Holdings Inc. - Class A	88,155	2,740,739
Sinclair Broadcast Group Inc. - Class A	127,100	3,670,648
		6,411,387

Restaurants		2.77%
Bloomin' Brands Inc.	193,570	3,337,147
Brinker International Inc.	40,700	2,052,501
		5,389,648

Total Consumer
(Cost $24,017,246)		25,269,850

Energy		3.80%
Alternative Energy		2.33%
Green Plains Inc.	172,580	4,521,596
Refining & Marketing		1.47%
PBF Energy Inc. - Class A	126,600	$2,866,224

Total Energy
(Cost $5,583,340)		7,387,820

Interest Rate Sensitive		27.09%
Life & Health Insurance		1.76%
CNO Financial Group Inc.	224,230	3,423,992

Other Banks		12.77%
First Midwest Bancorp Inc.	106,895	2,069,487
FNB Corp.	191,290	2,352,867
Hancock Holding Co.	105,455	3,419,906
Umpqua Holdings Corp.	252,500	3,800,125
United Community Banks Inc.	172,915	3,634,673
Valley National Bancorp	429,270	4,176,797
Westamerica Bancorporation	52,575	2,675,016
Wintrust Financial Corp.	48,662	2,704,147
		24,833,018

Property Casualty Insurance		2.94%
Argo Group International Holdings Ltd. (Bermuda)	42,867	$2,418,556
Radian Group Inc.	242,700	3,288,585
		5,707,141

Regional Banks		3.32%
First Horizon National Corp.	280,415	4,270,721
Great Western Bancorp Inc.	65,710	2,189,457
		6,460,178

Securities & Asset Management		1.78%
Artisan Partners Asset Management Inc. - Class A	127,300	3,462,560

Thrifts		4.52%
IBERIABANK Corp.	51,495	3,456,344
Northwest Bancshares Inc.	147,575	2,318,403
Webster Financial Corp.	79,345	3,015,904
		8,790,651

Total Interest Rate Sensitive
(Cost $45,669,427)		52,677,540

Medical / Healthcare		4.65%
Healthcare Services		1.19%
Aceto Corp.	121,754	2,312,108

Medical Technology		1.76%
Bio-Techne Corp.	31,185	3,414,758

Pharmaceuticals		1.70%
Phibro Animal Health Corp. - Class A	121,808	3,310,741

Total Medical / Healthcare
(Cost $8,442,721)		9,037,607

REITs		11.38%
Diversified And Specialty REITs		5.23%
CyrusOne Inc.	38,155	1,815,033
The GEO Group Inc.	217,551	5,173,363
Potlatch Corp.	81,564	3,172,024
		10,160,420

Office		3.87%
Corporate Office Properties Trust	139,256	3,947,908
Gramercy Property Trust	371,207	3,578,435
		7,526,343

Retail		2.28%
CBL & Associates Properties Inc.	365,253	4,434,172

Total REITs
(Cost $20,399,608)		22,120,935
Technology		12.03%
Computer Software		4.17%
Mentor Graphics Corp.	130,365	$3,446,850
National Instruments Corp.	81,870	2,325,108
NICE Systems Ltd. ADR (Israel)	34,855	2,333,194
		8,105,152

Electronic Equipment		1.64%
Belden Inc.	46,180	3,185,958

IT Services		1.01%
ManTech International Corp. - Class A	52,115	1,964,215

Semiconductor Capital Equipment		1.09%
MKS Instruments Inc.	42,500	2,113,525

Telecommunication Equipment & Solutions		4.12%
InterDigital Inc.	75,610	5,988,312
Plantronics Inc.	38,998	2,026,336
		8,014,648

Total Technology
(Cost $17,769,826)		23,383,498

Utilities		5.08%
Gas Utilities		0.96%
WGL Holdings Inc.	29,700	1,862,190

Regulated Electric		4.12%
ALLETE Inc.	47,400	2,825,988
Hawaiian Electric Industries Inc.	95,300	2,844,705
Portland General Electric Co.	55,100	2,346,709
		8,017,402

Total Utilities
(Cost $8,211,520)		9,879,592

Total Common Stocks
(Cost $162,734,843)		188,128,444

SHORT TERM INVESTMENTS		4.45%
Bank of New York Cash Reserve (7 Day Yield 0.050%)	8,641,706	8,641,706

Total Short Term Investments
(Cost $8,641,706)		8,641,706

Total Investments
(Cost $171,376,549)	101.22%	196,770,150

Liabilities in Excess of Other Assets	(1.22%)	(2,363,377)

Net Assets	100.00%	$194,406,773

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statements of Investments.

WESTCORE MICRO-CAP OPPORTUNITY FUND AS OF SEPTEMBER 30, 2016 (Unaudited)
	Shares	Market Value
COMMON STOCKS		97.37%
Consumer Discretionary		13.10%
Automobiles		0.48%
Winnebago Industries Inc.	2,430	$57,275

Diversified Consumer Services		0.68%
American Public Education Inc.**	4,062	80,468

Hotels Restaurants & Leisure		3.55%
Denny's Corp.**	9,536	101,940
Interval Leisure Group Inc.	5,536	95,053
Marcus Corp.	4,019	100,636
Red Robin Gourmet Burgers Inc.**	1,009	45,344
Ruth's Hospitality Group Inc.	5,401	76,262
		419,235

Household Durables		2.53%
CSS Industries Inc.	2,025	51,800
Lifetime Brands Inc.	5,056	68,054
NACCO Industries Inc. - Class A	1,464	99,493
ZAGG Inc.**	9,727	78,789
		298,136

Internet & Direct Marketing Retail		0.84%
1-800-Flowers.com Inc. - Class A**	10,784	98,889

Leisure Equipment & Products		0.74%
Smith & Wesson Holding Corp.**	3,278	87,162

Specialty Retail		2.24%
Big 5 Sporting Goods Corp.	6,880	93,706
Build-A-Bear Workshop Inc.**	2,255	23,362
Citi Trends Inc.	4,742	94,508
Zumiez Inc.**	2,940	52,920
		264,496

Textiles Apparel & Luxury Goods		2.04%
Culp Inc.	3,098	92,227
Movado Group Inc.	2,583	55,483
Unifi Inc.**	3,170	93,293
		241,003

Total Consumer Discretionary
(Cost $1,209,992)		1,546,664

Consumer Staples		2.49%
Food & Staples Retailing		0.57%
Ingles Markets Inc. - Class A	1,718	67,930

Food Products		0.60%
John B Sanfilippo & Son Inc.	1,377	70,681

Personal Products		1.32%
Medifast Inc.	2,255	85,217
Nutraceutical International Corp.**	2,250	70,290
		155,507

Total Consumer Staples
(Cost $211,917)		294,118

Energy		2.98%
Energy Equipment & Services		1.21%
Atwood Oceanics Inc.	6,323	54,947
Hornbeck Offshore Services Inc.**	5,818	31,999
Unit Corp.**	2,986	55,539
		142,485

Oil Gas & Consumable Fuels		1.77%
DHT Holdings Inc. (Bermuda)	9,881	$41,401
Panhandle Oil and Gas Inc. - Class A	2,259	$39,600
Renewable Energy Group Inc.**	5,648	47,839
REX American Resources Corp.**	943	79,929
		208,769

Total Energy
(Cost $313,592)		351,254

Financials		26.69%
Banks		12.85%
Bancorp Inc.**	15,255	97,937
Centerstate Banks Inc.	5,303	94,022
Central Pacific Financial Corp.	4,058	102,221
First Busey Corp.	4,761	107,599
First Financial Corp.	2,952	120,087
First Interstate BancSystem Inc. - Class A	2,776	87,472
Great Southern Bancorp Inc.	2,056	83,679
Heritage Financial Corp.	4,709	84,527
Independent Bank Corp.	6,950	116,968
Macatawa Bank Corp.	18,128	144,843
MainSource Financial Group Inc.	4,055	101,172
Mercantile Bank Corp.	2,474	66,427
OFG Bancorp (Puerto Rico)	11,076	111,978
Park Sterling Corp.	11,792	95,751
TriState Capital Holdings Inc.**	6,312	101,939
		1,516,622

Capital Markets		3.43%
Cowen Group Inc. - Class A**	20,194	73,304
Diamond Hill Investment Group Inc.	587	108,472
INTL. FCStone Inc.**	1,137	44,173
Manning & Napier Inc.	10,723	76,026
Moelis & Co. - Class A	3,805	102,316
		404,291

Insurance		3.12%
EMC Insurance Group Inc.	2,323	62,558
HCI Group Inc.	1,316	39,954
National Western Life Insurance Co. - Class A	385	79,068
United Fire Group Inc.	1,503	63,607
Universal Insurance Holdings Inc.	4,865	122,598
		367,785

Mortgage Real Estate Investment Trust (REITs)		2.37%
Apollo Commercial Real Estate Finance Inc.	2,092	34,246
Arbor Realty Trust Inc.	13,610	100,986
New York Mortgage Trust Inc.	12,086	72,758
Newcastle Investment Corp.	15,900	72,027
		280,017

Thrifts & Mortgage Finance		4.92%
BankFinancial Corp.	7,575	96,202
ESSA Bancorp Inc.	7,111	98,345
Flagstar Bancorp Inc.**	4,284	118,881
HomeStreet Inc.**	3,881	97,258
Waterstone Financial Inc.	6,907	117,350
Westfield Financial Inc.	6,912	52,877
		580,913

Total Financials
(Cost $2,612,274)		3,149,628
Health Care		19.74%
Biotechnology		4.65%
Agenus Inc.**	4,655	$33,423
BioSpecifics Technologies Corp.**	2,545	116,230
Cytokinetics Inc.**	7,868	72,228
Emergent Biosolutions Inc.**	2,694	84,942
Fortress Biotech Inc.**	25,106	74,565
Inovio Pharmaceuticals Inc.**	5,927	55,240
PDL BioPharma Inc.	11,453	38,367
Spectrum Pharmaceuticals Inc.**	15,661	73,137
		548,132

Health Care Equipment & Supplies		5.81%
Anika Therapeutics Inc.**	2,297	109,911
Atrion Corp.	263	112,196
CryoLife Inc.	7,228	126,996
Exactech Inc.**	4,153	112,256
Meridian Bioscience Inc.	3,126	60,300
OraSure Technologies Inc.**	13,219	105,355
RTI Surgical Inc.**	18,722	58,600
		685,614

Health Care Providers & Services		5.53%
Addus HomeCare Corp.**	2,587	67,676
Civitas Solutions Inc.**	3,797	69,333
Ensign Group Inc.	4,255	85,653
Healthways Inc.**	7,772	205,647
LHC Group Inc.**	2,466	90,946
RadNet Inc.**	9,990	73,926
Triple-S Management Corp. - Class B (Puerto Rico)**	2,709	59,409
		652,590

Health Care Technology		1.05%
Omnicell Inc.**	1,677	64,229
Quality Systems Inc.	5,299	59,985
		124,214

Life Sciences Tools & Services		0.91%
Albany Molecular Research Inc.**	3,901	64,406
Harvard Bioscience Inc.**	15,878	43,188
		107,594

Pharmaceuticals		1.79%
Endocyte Inc.**	12,601	38,937
SciClone Pharmaceuticals Inc.**	9,963	102,121
Teligent Inc.**	9,201	69,927
		210,985

Total Health Care
(Cost $1,876,642)		2,329,129

Industrials		9.96%
Aerospace & Defense		0.45%
National Presto Industries Inc.	605	53,113

Commercial Services & Supplies		2.12%
ACCO Brands Corp.**	9,610	92,641
McGrath RentCorp	3,340	105,911
Viad Corp.	1,397	51,507
		250,059

Machinery		5.09%
American Railcar Industries Inc.	2,011	83,396
Douglas Dynamics Inc.	4,207	134,372
Greenbrier Cos Inc.	3,045	107,489
Harsco Corp.	15,325	152,177
Hyster-Yale Materials Handling Inc.	1,259	75,704
Twin Disc Inc.	3,985	47,740
		600,878

Professional Services		1.62%
ICF International Inc.**	2,462	109,116
RPX Corp.**	7,712	82,441
		191,557

Trading Companies & Distributors		0.68%
H&E Equipment Services Inc.	4,759	$79,761

Total Industrials
(Cost $998,857)		1,175,368

Information Technology		15.15%
Communications Equipment		2.56%
ADTRAN Inc.	3,045	58,281
Bel Fuse Inc. - Class B	3,212	77,538
Black Box Corp.	2,969	41,269
Ituran Location and Control Ltd. (Israel)	4,735	125,288
		302,376

Electonic Equipment Instruments & Components		3.15%
Insight Enterprises Inc.**	2,770	90,164
Kimball Electronics Inc.**	6,578	91,171
Methode Electronics Inc.	2,874	100,504
Park Electrochemical Corp.	5,155	89,542
		371,381

Internet Software & Services		3.16%
DHI Group Inc.**	12,272	96,826
IntraLinks Holdings Inc.**	8,654	87,059
REIS Inc.	4,015	82,147
RetailMeNot Inc.**	10,846	107,267
		373,299

IT Services		3.14%
Datalink Corp.**	9,674	102,641
Hackett Group Inc.	3,370	55,672
ManTech International Corp. - Class A	2,547	95,997
Net 1 UEPS Technologies Inc. (South Africa)**	7,754	66,374
PRGX Global Inc.**	10,638	50,105
		370,789

Semiconductors & Semiconductor Equipment		1.07%
IXYS Corp.	3,862	46,537
Photronics Inc.**	7,763	80,037
		126,574

Software		1.56%
Mind CTI Ltd. (Israel)	22,636	48,894
Monotype Imaging Holdings Inc.	2,867	63,389
VASCO Data Security International Inc.**	4,091	72,043
		184,326

Technology Hardware Storage & Peripherals		0.51%
CPI Card Group Inc.	9,900	59,796

Total Information Technology
(Cost $1,566,146)		1,788,541

Materials		4.20%
Chemicals		1.28%
FutureFuel Corp.	4,803	54,178
Koppers Holdings Inc.**	3,003	96,636
		150,814

Construction Materials		0.64%
United States Lime & Minerals Inc.	1,152	76,032

Containers & Packaging		1.13%
AEP Industries Inc.	1,221	133,541

Metals & Mining		0.62%
Schnitzer Steel Industries Inc. - Class A	3,487	72,878
Paper & Forest Products		0.53%
P.H. Glatfelter Co.	2,855	$61,897

Total Materials
(Cost $375,455)		495,162

Real Estate		0.96%
Equity Real Estate Investment Trust (REITs)		0.96%
First Potomac Realty Trust	6,273	57,398
Investors Real Estate Trust	9,363	55,710
		113,108

Total Real Estate
(Cost $139,727)		113,108

Telecommunication Services		1.14%
Diversified Telecommunication Services		0.56%
Inteliquent Inc.	4,073	65,738

Wireless Telecommunication Services		0.58%
Spok Holdings Inc.	3,855	68,696

Total Telecommunication Services
(Cost $64,918)		134,434

Utilities		0.96%
Water Utilities		0.96%
SJW Corp.	2,608	113,917

Total Utilities
(Cost $93,329)		113,917

Total Common Stocks
(Cost $9,462,849)		11,491,323

RIGHTS AND WARRANTS		0.04%
Health Care		0.04%
Pharmaceuticals		0.04%
Valeant Pharmaceuticals International Inc.(1)

Total Health Care
(Cost $0)		4,361

Total Rights and Warrants
(Cost $0)		4,361

MONEY MARKET MUTUAL FUNDS		2.64%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.271%)	311,895	311,895

Total Money Market Mutual Funds
(Cost $311,895)		311,895

Total Investments
(Cost $9,774,744)	100.05%	11,807,579

Liabilities in Excess of Other Assets	(0.05%)	(6,114)

Net Assets	100.00%	$11,801,465
Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

**	Non-income producing security.
(1)	This security has been valued in good faith by or under the direction of the Board of Trustees. As of September 30, 2016 these securities represented 0.04% of the Fund's net assets.

See Notes to Quarterly Statements of Investments.

WESTCORE INTERNATIONAL SMALL-CAP FUND AS OF SEPTEMBER 30, 2016 (Unaudited)
	Shares	Market Value
COMMON STOCKS		100.60%
Consumer Discretionary		23.38%
Diversified Consumer Services		5.22%
3P Learning Ltd. (Australia)	2,885,128	$2,439,988
G8 Education Ltd. (Australia)	698,596	1,625,399
		4,065,387

Hotels Restaurants & Leisure		11.95%
Arcland Service Co. Ltd. (Japan)	92,044	2,795,676
Corporate Travel Management Ltd. (Australia)	172,866	2,335,149
Domino's Pizza Group PLC (United Kingdom)	505,195	2,445,712
MTY Food Group Inc. (Canada)	49,839	1,726,197
		9,302,734

Internet & Direct Marketing Retail		3.69%
Webjet Ltd. (Australia)	324,209	2,878,348

Media		2.52%
CTS Eventim AG & Co. KGaA (Germany)	55,145	1,963,106

Total Consumer Discretionary
(Cost $12,884,142)		18,209,575

Consumer Staples		3.48%
Food & Staples Retailing		3.48%
Tsuruha Holdings Inc. (Japan)	23,620	2,711,275

Total Consumer Staples
(Cost $896,650)		2,711,275

Financials		16.68%
Capital Markets		10.44%
Azimut Holding S.p.A. (Italy)	131,050	1,928,518
CETIP SA - Mercados Organizados (Brazil)	120,316	1,590,081
Nihon M&A Center Inc. (Japan)	83,756	2,572,851
VZ Holding AG (Switzerland)	7,273	2,040,033
		8,131,483

Consumer Finance		3.66%
Credit Corp. Group Ltd. (Australia)	199,959	2,849,581

Diversified Financial Services		2.58%
OzForex Group Ltd. (Australia)	1,380,894	2,008,049

Total Financials
(Cost $8,585,418)		12,989,113

Health Care		10.87%
Health Care Equipment & Supplies		2.38%
Cellavision AB (Sweden)	171,286	1,856,856

Health Care Providers & Services		0.31%
Qualicorp SA (Brazil)	41,200	242,476

Health Care Technology		1.79%
EMIS Group PLC (United Kingdom)	114,674	1,396,424

Life Science Tools & Services		1.72%
Eurofins Scientific SE (Luxembourg)	2,950	1,339,969

Pharmaceuticals		4.67%
China Medical System Holdings Ltd. (China)	1,554,365	2,613,187
Sino Biopharmaceutical Ltd. (Hong Kong)	1,517,938	1,019,604
		3,632,791
Total Health Care
(Cost $5,629,138)		$8,468,516

Industrials		7.16%
Building Products		2.88%
Caesarstone Sdot-Yam Ltd. (Israel)**	59,500	2,243,745

Professional Services		1.06%
Utilitywise PLC (United Kingdom)	503,947	823,021

Trading Companies & Distributors		3.22%
Diploma PLC (United Kingdom)	219,921	2,505,597

Total Industrials
(Cost $4,012,902)		5,572,363

Information Technology		35.60%
Electronic Equipment Instruments & Components		6.03%
Ingenico Group SA (France)	24,740	2,161,360
PAX Global Technology Ltd. (Hong Kong)	3,444,392	2,531,204
		4,692,564

Internet Software & Services		11.27%
iomart Group PLC (United Kingdom)	261,934	943,827
Kakaku.com Inc. (Japan)	135,774	2,440,866
Rightmove PLC (United Kingdom)	47,599	2,604,784
SMS Co. Ltd. (Japan)	105,170	2,784,689
		8,774,166

IT Services		4.13%
CANCOM SE (Germany)	36,372	1,898,899
Econocom Group SA (Belgium)	87,703	1,317,229
		3,216,128

Software		14.17%
Constellation Software Inc. (Canada)	5,715	2,576,291
The Descartes Systems Group Inc. (Canada)**	35,186	757,118
Linx SA (Brazil)	470,750	2,837,108
Magic Software Enterprises Ltd. (Israel)	350,766	2,507,977
Sapiens International Corp. NV (Israel)	184,530	2,356,448
		11,034,942

Total Information Technology
(Cost $21,619,329)		27,717,800

Real Estate		3.43%
Real Estate Management & Development		3.43%
Japan Property Management Center Co. Ltd. (Japan)	213,660	2,667,458

Total Real Estate
(Cost $2,508,111)		2,667,458

Total Common Stocks
(Cost $56,135,690)		78,336,100

MONEY MARKET MUTUAL FUNDS		1.00%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.271%)	775,537	775,537

Total Money Market Mutual Funds
(Cost $775,537)		775,537

Total Investments
(Cost $56,911,227)	101.60%	79,111,637
Liabilities in Excess of Other Assets	(1.60%)	$(1,244,247)

Net Assets	100.00%	$77,867,390

Westcore International Small-Cap Fund
Country Breakdown as of September 30, 2016 (Unaudited)
Country	Market Value	%
Japan	$15,972,815	20.51%
Australia	14,136,514	18.15%
United Kingdom	10,719,365	13.77%
Israel	7,108,170	9.13%
Canada	5,059,606	6.50%
Brazil	4,669,665	5.99%
Germany	3,862,005	4.96%
Hong Kong	3,550,808	4.56%
China	2,613,187	3.36%
France	2,161,360	2.78%
Switzerland	2,040,033	2.62%
Italy	1,928,518	2.48%
Sweden	1,856,856	2.38%
Luxembourg	1,339,969	1.72%
Belgium	1,317,229	1.69%
United States	775,537	1.00%
Total Investments	79,111,637	101.60%
Liabilities in Excess of Other Assets	(1,244,247)	(1.60%)
Net Assets	$77,867,390	100.00%

Please note the country breakdown is based on the company headquarters.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS (a)

						Unrealized
Contract	Contracted	Purchase/Sale	Expiration	Value On	Current	Appreciation/
Description	Amount	Contract	Date	Settlement Date	Value	(Depreciation)
CAD	2,221,584	Purchase	12/22/2016	$1,686,031	$1,694,339	$8,308
CHF	433,893	Purchase	12/22/2016	444,855	448,866	4,011
CLP	120,690,884	Purchase	12/22/2016	177,908	182,297	4,389
COP	160,413,828	Purchase	12/22/2016	54,014	54,878	864
CZK	375,519	Purchase	12/22/2016	15,620	15,696	76
DKK	5,589,984	Purchase	12/22/2016	842,202	846,710	4,508
EUR	2,605,123	Purchase	12/22/2016	2,923,155	2,937,524	14,369
HUF	6,463,913	Purchase	12/22/2016	23,496	23,588	92
IDR	5,409,258,244	Purchase	12/22/2016	407,326	409,459	2,133
ILS	2,344,726	Purchase	12/22/2016	622,128	627,037	4,909
INR	141,382,933	Purchase	12/22/2016	2,086,091	2,094,870	8,779
JPY	178,174,915	Purchase	12/22/2016	1,756,903	1,763,473	6,570
KRW	3,662,622,746	Purchase	12/22/2016	3,271,173	3,324,123	52,950
MXN	10,220,149	Purchase	12/22/2016	516,444	522,400	5,956
NOK	6,695,720	Purchase	12/22/2016	808,545	837,716	29,171
PLN	689,630	Purchase	12/22/2016	179,311	180,075	764
RUB	7,581,017	Purchase	12/22/2016	115,012	118,330	3,318
THB	21,932,707	Purchase	12/22/2016	629,371	632,297	2,926
GBP	1,111,330	Sale	12/22/2016	1,453,070	1,442,920	10,150
HKD	14,023,611	Sale	12/22/2016	1,809,843	1,809,480	363
ZAR	12,753,554	Purchase	12/22/2016	894,715	914,907	20,192
						$184,798

AED	512,854	Purchase	12/22/2016	$139,670	$139,544	$(126)
AUD	14,267,089	Sale	12/22/2016	10,753,424	10,899,426	(146,002)
BRL	12,110,434	Sale	12/22/2016	3,608,875	3,636,918	(28,043)
MYR	2,406,774	Purchase	12/22/2016	583,262	579,653	(3,609)
NZD	907,428	Purchase	12/22/2016	661,226	658,694	(2,532)
PHP	9,646,332	Purchase	12/22/2016	199,463	198,476	(987)
QAR	310,642	Purchase	12/22/2016	85,230	85,152	(78)
SEK	11,999,394	Purchase	12/22/2016	1,409,469	1,404,531	(4,938)
SGD	1,442,629	Purchase	12/22/2016	1,059,490	1,058,205	(1,285)
TRY	647,975	Purchase	12/22/2016	213,667	212,479	(1,188)
TWD	93,651,583	Purchase	12/22/2016	3,008,610	2,994,430	(14,180)
						$(202,968)

(a)	As of September 30, 2016, BNY Mellon is the counter party for all Forward Foreign Currency Contracts.

WESTCORE FLEXIBLE INCOME FUND AS OF SEPTEMBER 30, 2016 (Unaudited)
	Shares	Market Value
PREFERRED STOCKS		1.70%
Financial Institutions		1.70%
Banking		1.70%
ING Group NV (Netherlands),
6.125%	29,000	$743,270
Royal Bank of Scotland Group PLC (United Kingdom),
6.600%	21,800	550,450
		1,293,720

Total Financial Institutions
(Cost $1,285,548)		1,293,720

Total Preferred Stocks
(Cost $1,285,548)		1,293,720

EXCHANGE TRADED FUNDS		1.62%
iShares ® iBoxx $ High Yield Corporate Bond ETF	7,000	610,820
SPDR ® Barclays High Yield Bond ETF	17,000	624,240
		1,235,060

Total Exchange Traded Funds
(Cost $1,157,810)		1,235,060

	Principal Amount	Market Value
CORPORATE BONDS		89.77%
Financial Institutions		6.94%
Banking		0.99%
Emigrant Capital Trust II - 144A:
3.285%, 4/14/2034(1)(2)	$500,000	319,375
Washington Mutual Bank:
5.550%, 6/16/2010**(3)	2,000,000	437,500
		756,875

Finance Companies		4.30%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust (Ireland):
4.625%, 7/1/2022	1,000,000	1,053,750
Aviation Capital Group Corp. - 144A:
6.750%, 4/6/2021(2)	575,000	677,781
International Lease Finance Corp.:
5.875%, 8/15/2022	250,000	277,812
Provident Funding Associates LP / PFG Finance Corp. - 144A:
6.750%, 6/15/2021(2)	1,250,000	1,267,188
		3,276,531

Real Estate Investment Trusts (REITS)		1.65%
CBL & Associates LP:
4.600%, 10/15/2024	750,000	734,514
Omega Healthcare Investors Inc.:
5.875%, 3/15/2024	500,000	522,448
		1,256,962

Total Financial Institutions
(Cost $6,764,885)		5,290,368

Industrial		80.98%
Basic Industry		5.83%
Compass Minerals International Inc. - 144A:
4.875%, 7/15/2024(2)	1,400,000	1,330,000
Potlatch Corp.:
7.500%, 11/1/2019	1,500,000	1,668,750
Teck Resources Ltd. - 144A (Canada):
8.000%, 6/1/2021(2)	750,000	822,187
West Fraser Timber Co. Ltd. - 144A (Canada):
4.350%, 10/15/2024(2)	650,000	$625,977
		4,446,914

Capital Goods		11.48%
Ball Corp.:
5.250%, 7/1/2025	1,200,000	1,297,500
CNH Industrial N.V. (United Kingdom):
4.500%, 8/15/2023	1,250,000	1,265,625
Crown Americas LLC / Crown Americas Capital Corp. - 144A:
4.250%, 9/30/2026(2)	500,000	500,000
Huntington Ingalls Industries Inc. - 144A:
5.000%, 11/15/2025(2)	500,000	530,000
James Hardie International Finance Ltd. - 144A (Ireland):
5.875%, 2/15/2023(2)	950,000	1,011,750
Masco Corp.:
6.500%, 8/15/2032	1,376,000	1,517,040
United Rentals North:
4.625%, 7/15/2023	1,500,000	1,543,125
Vulcan Materials Co.:
4.500%, 4/1/2025	1,000,000	1,085,000
		8,750,040

Communications		16.80%
Activision Blizzard Inc. - 144A:
6.125%, 9/15/2023(2)	625,000	687,036
AMC Networks Inc.:
4.750%, 12/15/2022	975,000	990,844
CCO Holdings LLC / CCO Holdings Capital Corp. - 144A:
5.875%, 4/1/2024(2)	1,500,000	1,604,100
DISH DBS Corp.:
5.875%, 7/15/2022	1,250,000	1,290,625
Frontier Communications Corp.:
8.875%, 9/15/2020	1,750,000	1,894,375
Netflix Inc.:
5.375%, 2/1/2021	650,000	710,125
Nexstar Escrow Corp. - 144A:
5.625%, 8/1/2024(2)	1,000,000	1,010,000
Outfront Media Capital LLC / Outfront Media Capital Corp.:
5.250%, 2/15/2022	1,250,000	1,304,687
Sirius XM Radio Inc. - 144A:
4.625%, 5/15/2023(2)	750,000	752,812
T-Mobile USA Inc.:
6.542%, 4/28/2020	600,000	621,000
6.500%, 1/15/2024	650,000	705,621
Virgin Media / Secured Finance PLC (United Kingdom):
5.250%, 1/15/2021	1,160,000	1,239,750
		12,810,975

Consumer Cyclical		16.93%
Allison Transmission Inc. - 144A:
5.000%, 10/1/2024(2)	250,000	256,350
Cinemark USA Inc.:
4.875%, 6/1/2023	1,250,000	1,262,500
Corrections Corp. of America:
4.125%, 4/1/2020	750,000	710,625
DriveTime Automotive Group Inc. / DT Acceptance Corp. - 144A:
8.000%, 6/1/2021(2)	750,000	729,375
General Motors Co.:
4.875%, 10/2/2023	575,000	624,184
General Motors Financial Co. Inc:
4.250%, 5/15/2023	425,000	442,675
Goodyear Tire & Rubber Co.:
8.750%, 8/15/2020	1,644,000	1,972,800
Hanesbrands Inc. - 144A:
4.625%, 5/15/2024(2)	1,000,000	1,031,250
L Brands Inc.:
6.625%, 4/1/2021	1,275,000	1,475,812
Meritor Inc.:
6.250%, 2/15/2024	1,250,000	$1,193,750
Royal Caribbean Cruises Ltd. (Liberia):
5.250%, 11/15/2022	875,000	955,938
7.500%, 10/15/2027	800,000	965,000
Speedway Motorsports Inc.:
5.125%, 2/1/2023	1,250,000	1,284,375
		12,904,634

Consumer Non-Cyclical		4.82%
Constellation Brands Inc.:
6.000%, 5/1/2022	925,000	1,067,219
Tesco PLC - 144A (United Kingdom):
6.150%, 11/15/2037(2)	650,000	653,939
Vista Outdoor Inc. - 144A:
5.875%, 10/1/2023(2)	500,000	525,000
The WhiteWave Foods Co.:
5.375%, 10/1/2022	1,250,000	1,425,000
Winn-Dixie Stores Inc.:
Series Escrow Units, 4/1/2008**(3)(4)	2,150,000	0
		3,671,158

Energy - Independent		10.02%
Concho Resources Inc.:
5.500%, 4/1/2023	1,575,000	1,632,094
Denbury Resources Inc.:
6.375%, 8/15/2021	750,000	562,500
Diamondback Energy Inc.:
7.625%, 10/1/2021	1,000,000	1,060,625
Kerr-McGee Corp.:
6.950%, 7/1/2024	250,000	301,141
Range Resources Corp.:
4.875%, 5/15/2025	2,100,000	2,026,500
Southwestern Energy Co.:
7.500%, 2/1/2018	615,000	647,287
Whiting Petroleum Corp.:
5.750%, 3/15/2021	1,500,000	1,410,000
		7,640,147

Energy - Midstream		8.48%
AmeriGas Partners LP / AmeriGas Finance Corp.:
5.625%, 5/20/2024	1,500,000	1,593,750
Boardwalk Pipelines LP:
3.375%, 2/1/2023	1,250,000	1,188,233
MPLX LP:
4.875%, 6/1/2025	1,850,000	1,915,884
Sabine Pass LNG LP:
7.500%, 11/30/2016	1,750,000	1,764,875
		6,462,742

Energy - Oil Field Services		0.56%
Gulfmark Offshore Inc.:
6.375%, 3/15/2022	1,000,000	430,000

Energy - Refining		2.05%
Tesoro Corp.:
5.375%, 10/1/2022	1,500,000	1,565,625

Technology		4.00%
Amkor Technology Inc.:
6.625%, 6/1/2021	1,250,000	1,292,188
Iron Mountain Inc.:
6.000%, 8/15/2023	1,150,000	1,233,375
Leidos Holdings Inc.:
4.450%, 12/1/2020	500,000	522,350
		3,047,913

Transportation		0.01%
Continental Airlines Inc.:
Pass-Through Certificates, Series 1999-1B, Class B, 6.795%, 8/2/2018	9,133	$9,470

Total Industrial
(Cost $60,552,717)		61,739,618

Utility		1.85%
Electric		1.85%
Calpine Corp Escrow:
8.750%, 12/29/2049**(3)(4)	200,000	0
NRG Energy Inc.:
7.875%, 5/15/2021	1,340,000	1,407,000
		1,407,000

Total Utility
(Cost $1,416,307)		1,407,000

Total Corporate Bonds
(Cost $68,733,909)		68,436,986

	Principal Amount	Market Value
MORTGAGE BACKED SECURITY		3.97%
Asset Backed Securities		0.67%
Asset Backed Securities Other		0.67%
VB-S1 Issuer LLC - 144A:
Series 2016-1A, Class F, 6.901%, 6/15/2021(2)	500,000	508,357

Total Asset Backed Securities
(Cost $502,337)		508,357

Commercial Mortgage-Backed Securities		2.16%
Commercial Mortgage-Backed Securities		2.16%
Tuckahoe Credit Lease Trust - 144A:
9.310%, 10/20/2025(2)(4)	1,482,712	1,646,997

Total Commercial Mortgage-Backed Securities
(Cost $1,345,998)		1,646,997

Residential Mortgage-Backed Securities		1.14%
Residential Mortgage-Backed Securities		1.14%
Citigroup Mortgage Loan Trust Inc.:
Series 2003-UST1, Class A1, 5.500%, 12/25/2018	458,988	459,133
Countrywide Asset-Backed Certificates - 144A:
Series 2005-SD2, Class M3, 5.500%, 8/25/2035(2)(5)	410,542	410,791
		869,924

Total Residential Mortgage-Backed Securities
(Cost $870,113)		869,924

Total Mortgage Backed Security
(Cost $2,718,448)		3,025,278

	Shares	Market Value
MONEY MARKET MUTUAL FUNDS		1.58%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.271%)	1,202,478	1,202,478

Total Money Market Mutual Funds
(Cost $1,202,478)		1,202,478
	Shares	Market Value
SHORT TERM INVESTMENTS		0.00%
Bank of New York Cash Reserve (7 Day Yield 0.050%)	7	$7

Total Short Term Investments
(Cost $7)		7

Total Investments
(Cost $75,098,200)	98.64%	75,193,529

Other Assets in Excess of Liabilities	1.36%	1,042,824

Net Assets	100.00%	$76,236,353

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

(1)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(2)
This security is restricted. The following table provides additional information regarding each security. Included in this list are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers.

Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Market Value	Market Value as Percentage of Net Assets
Activision Blizzard Inc. - 144A	6.125%	09/15/2023	12/1/2014	671,413	687,036	0.90%	^
Allison Transmission, Inc. - 144A	5.000%	10/01/2024	9/14/2016	250,000	256,350	0.34%	^
Aviation Capital Group Corp. - 144A	6.750%	04/06/2021	12/7/2011	559,301	677,781	0.89%	^
CCO Holdings LLC / CCO Holdings Capital Corp. - 144A	5.875%	04/01/2024	6/10/2016 - 8/05/2016	1,582,344	1,604,100	2.10%	^
Countrywide Asset-Backed Certificates - 144A	5.500%	08/25/2035	9/23/2016	409,772	410,791	0.54%
Compass Minerals International Inc. - 144A	4.875%	07/15/2024	10/23/2014	1,387,440	1,330,000	1.74%	^
CROWN AMER/CAP CCK 4 1/4 09/30/26 - 144A	4.250%	09/30/2026	9/8/2016	500,312	500,000	0.66%	^
DriveTime Automotive Group Inc. / DT Acceptance Corp. - 144A	8.000%	06/01/2021	3/10/16 - 5/26/2016	672,994	729,375	0.96%	^
Emigrant Capital Trust II - 144A	3.285%	04/14/2034	8/11/2004	498,257	319,375	0.42%
Hanesbrands, Inc. - 144A	4.625%	05/15/2024	5/3/2016	1,000,000	1,031,250	1.35%	^
Huntington Ingalls Industries Inc. - 144A	5.000%	11/15/2025	11/02/15 - 1/20/2016	501,181	530,000	0.70%	^
James Hardie International Finance Ltd. - 144A	5.875%	02/15/2023	10/06/2015 - 7/19/2016	959,355	1,011,750	1.33%	^
Nexstar Escrow Corp. - 144A	5.625%	08/01/2024	7/13/2016 - 7/14/2016	1,009,510	1,010,000	1.32%	^
Provident Funding Associates LP / PFG Finance Corp. - 144A	6.750%	06/15/2021	11/5/2014 - 8/26/2016	1,237,394	1,267,188	1.66%	^
Sirius XM Radio, Inc. - 144A	4.625%	05/15/2023	9/15/2016	754,670	752,813	0.99%	^
Teck Resources Ltd. - 144A	8.000%	06/01/2021	5/26/2016 - 6/01/2016	754,142	822,187	1.08%	^
Tesco PLC - 144A	6.150%	11/15/2037	10/7/2014 - 5/03/2016	662,897	653,939	0.86%	^
Tuckahoe Credit Lease Trust - 144A	9.310%	10/20/2025	12/11/2009	1,345,998	1,646,997	2.16%
VB-S1 Issuer LLC - 144A	6.901%	06/15/2021	6/8/2016 - 6/10/2016	502,337	508,357	0.67%
Vista Outdoor, Inc. - 144A	5.875%	10/01/2023	8/24/2016	527,825	525,000	0.69%	^
West Fraser Timber Co. Ltd. - 144A	4.350%	10/15/2024	6/14/2016 - 6/20/2016	618,185	625,977	0.82%
				16,405,327	16,900,266	22.18%

^
144a securities with a liquid trading market as determined by the Adviser under the supervision of the Board of Trustees. Such securities represent 17.56% of the Fund's net assets as of September 30, 2016.

(3)
Income is not being accrued on this security due to the issuer’s default or expected default on interest payments. Security deemed to be illiquid under procedures approved by the Fund's Board of Trustees.

(4)	This security has been valued in good faith by or under the direction of the Board of Trustees. As of September 30, 2016 these securities represented 2.16% of the Fund's net assets.
(5)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at September 30, 2016.

WESTCORE PLUS BOND FUND AS OF SEPTEMBER 30, 2016 (Unaudited)
	Shares	Market Value
PREFERRED STOCK		0.68%
Financial Institutions		0.68%
Banking		0.68%
First Tennessee Bank - 144A
3.750%(1)(2)	1,500	$1,079,110
ING Group NV (Netherlands),
6.125%	161,818	4,147,395
Royal Bank of Scotland Group PLC (United Kingdom),
6.600%	146,000	3,686,500
		8,913,005

Total Financial Institutions
(Cost $9,289,428)		8,913,005

Total Preferred Stock
(Cost $9,289,428)		8,913,005

	Principal Amount	Market Value
CORPORATE BONDS		39.48%
Financial Institutions		13.81%
Banking		6.03%
Bank of America Corp.:
5.000%, 5/13/2021	$5,950,000	6,653,040
BB&T Corp.:
6.850%, 4/30/2019	4,150,000	4,700,431
Emigrant Capital Trust II - 144A:
3.285%, 4/14/2034(1)(2)	$850,000	$542,937
First Tennessee Bank NA:
2.950%, 12/1/2019	10,975,000	11,129,923
JPMorgan Chase & Co.:
4.400%, 7/22/2020	13,300,000	14,499,367
PNC Funding Corp.:
4.375%, 8/11/2020	6,300,000	6,893,384
RBC USA Holdco Corp.:
5.250%, 9/15/2020	1,900,000	2,145,670
Toronto-Dominion Bank (Canada):
2.250%, 11/5/2019	5,000,000	5,102,805
UBS AG/Stamford CT:
Series GMTN, 2.375%, 8/14/2019	$12,075,000	12,321,427
Wachovia Corp.:
5.625%, 10/15/2016	7,250,000	7,259,157
Wells Fargo Capital II:
1.257%, 1/30/2027(1)	8,961,000	7,818,473
		79,066,614

Brokerage/Asset Managers/Exchanges		0.44%
FMR Corp. - 144A:
7.490%, 6/15/2019(2)	5,000,000	5,726,430

Finance Companies		2.28%
General Electric Co.:
Series D, 5.000%, Perpetual Maturity(1)(3)	14,596,000	15,539,631
International Lease Finance Corp.:
5.875%, 8/15/2022	6,200,000	6,889,750
Provident Funding Associates LP / PFG Finance Corp. - 144A:
6.750%, 6/15/2021(2)	7,325,000	7,425,719
		29,855,100

Insurance		1.99%
Massachusetts Mutual Life Insurance Co. - 144A:
8.875%, 6/1/2039(2)	4,700,000	7,423,744
Northwestern Mutual Life Insurance Co. - 144A:
6.063%, 3/30/2040(2)	6,025,000	7,804,424
PartnerRe Finance B LLC:
5.500%, 6/1/2020	3,200,000	3,563,667
Validus Holdings Ltd. (Bermuda):
8.875%, 1/26/2040	$5,175,000	$7,263,842
		26,055,677

Real Estate Investment Trust (REITs)		3.07%
Omega Healthcare Investors Inc.:
5.875%, 3/15/2024	10,450,000	10,919,163
Ventas Realty LP / Ventas Capital Corp.:
4.750%, 6/1/2021	10,500,000	11,670,088
Washington REIT:
4.950%, 10/1/2020	13,825,000	14,953,189
3.950%, 10/15/2022	2,025,000	2,061,768
Weingarten Realty Investors:
6.640%, 7/15/2026	545,000	650,549
		40,254,757

Total Financial Institutions
(Cost $173,568,254)		180,958,578

Industrial		22.79%
Basic Industry		2.25%
Dow Chemical Co.:
8.550%, 5/15/2019	4,475,000	5,250,911
Potlatch Corp.:
7.500%, 11/1/2019	12,571,000	13,985,237
West Fraser Timber Co. Ltd. - 144A (Canada):
4.350%, 10/15/2024(2)	10,675,000	10,280,463
		29,516,611

Capital Goods		2.08%
Airbus Group Finance BV - 144A (Netherlands):
2.700%, 4/17/2023(2)	8,340,000	8,611,726
CNH Industrial NV (United Kingdom):
4.500%, 8/15/2023	3,275,000	3,315,937
Hexcel Corp.:
4.700%, 8/15/2025	3,781,000	4,119,116
Masco Corp.:
4.450%, 4/1/2025	3,875,000	4,136,562
United Rentals North America Inc.:
4.625%, 7/15/2023	6,850,000	7,046,938
		27,230,279

Communications		4.00%
America Movil SAB de CV (Mexico):
5.000%, 10/16/2019	6,975,000	7,634,933
American Tower Corp.:
5.900%, 11/1/2021	3,575,000	4,174,978
AT&T Inc.:
4.450%, 4/1/2024	2,150,000	2,368,008
Series WI, 5.350%, 9/1/2040	344,000	387,525
AT&T Inc. - 114A:
4.550%, 3/9/2049(2)	3,577,000	3,616,047
Cox Communications Inc. - 144A:
9.375%, 1/15/2019(2)	2,500,000	2,891,237
Frontier Communications Corp.:
8.875%, 9/15/2020	6,425,000	6,955,063
Nexstar Escrow Corp. - 144A:
5.625%, 8/1/2024(2)	6,750,000	6,817,500
Time Warner Inc.:
9.150%, 2/1/2023	2,410,000	3,269,972
Verizon Communications Inc.:
5.150%, 9/15/2023	12,200,000	14,220,283
		52,335,546

Consumer Cyclical		3.67%
Amazon.com Inc.:
3.800%, 12/5/2024	7,425,000	8,248,655
DriveTime Automotive Group Inc. / DT Acceptance Corp. - 144A:
8.000%, 6/1/2021(2)	7,720,000	7,507,700
General Motors Co.:
4.875%, 10/2/2023	4,200,000	4,559,260
General Motors Financial Co. Inc:
4.250%, 5/15/2023	$3,200,000	$3,333,082
Royal Caribbean Cruises Ltd.:
5.250%, 11/15/2022	4,200,000	4,588,500
7.500%, 10/15/2027	3,850,000	4,644,062
Wal-Mart Stores Inc.:
7.550%, 2/15/2030	9,900,000	15,231,051
		48,112,310

Consumer Non-Cyclical		5.15%
Anheuser-Busch InBev Finance Inc.:
3.650%, 2/1/2026	12,300,000	13,197,408
Fomento Economico Mexicano SAB de CV (Mexico):
2.875%, 5/10/2023	6,700,000	6,707,511
Kraft Heinz Foods Co. - 144A:
4.875%, 2/15/2025(2)	6,775,000	7,479,011
Mead Johnson Nutrition Co.:
4.900%, 11/1/2019	7,276,000	7,992,373
4.125%, 11/15/2025	5,700,000	6,195,056
Tesco PLC - 144A (United Kingdom):
6.150%, 11/15/2037(2)	11,425,000	11,494,247
WhiteWave Foods Co.:
5.375%, 10/1/2022	4,400,000	5,016,000
Whole Foods Market Inc. - 144A:
5.200%, 12/3/2025(2)	8,650,000	9,416,857
		67,498,463

Energy - Independent		2.44%
Anadarko Finance Co.:
Series B, 7.500%, 5/1/2031	5,050,000	6,271,277
Apache Corp.:
3.250%, 4/15/2022	6,075,000	6,241,844
Burlington Resources Inc.:
6.875%, 2/15/2026	1,000,000	1,197,902
Concho Resources Inc.:
5.500%, 4/1/2023	7,050,000	7,305,562
Devon Energy Corp.:
3.250%, 5/15/2022	4,750,000	4,722,436
Range Resources Corp.:
4.875%, 5/15/2025	6,400,000	6,176,000
		31,915,021

Energy - Midstream		2.39%
Boardwalk Pipelines LP:
3.375%, 2/1/2023	3,925,000	3,731,050
MPLX LP:
4.875%, 6/1/2025	6,700,000	6,938,607
Sabine Pass LNG LP:
7.500%, 11/30/2016	14,550,000	14,673,675
Tennessee Gas Pipeline Co.:
8.375%, 6/15/2032	4,775,000	5,975,407
		31,318,739

Transportation		0.81%
American Airlines 2013-2 Class A Pass Through Trust:
4.950%, 1/15/2023	8,290,807	9,026,617
CSX Transportation Inc.:
9.750%, 6/15/2020	1,250,000	1,584,316
		10,610,933

Total Industrial
(Cost $284,962,699)		298,537,902

Utility		2.88%
Electric		2.88%
Consumers Energy Co.:
Series B, 6.875%, 3/1/2018	1,564,000	1,676,034
Duke Energy Carolinas LLC:
Series C, 7.000%, 11/15/2018	4,285,000	4,795,982
3.900%, 6/15/2021	4,275,000	4,687,234

Nevada Power Co.:
Series R, 6.750%, 7/1/2037	$2,850,000	$4,058,332
Oncor Electric Delivery Co. LLC:
7.000%, 9/1/2022	13,178,000	16,719,008
San Diego Gas & Electric Co.:
6.000%, 6/1/2026	3,550,000	4,628,387
Tenaska Alabama II Partners LP - 144A:
6.125%, 3/30/2023(2)	158,716	171,725
Tenaska Virginia Partners LP - 144A:
6.119%, 3/30/2024(2)	148,295	163,731
WPD Holdings Inc - 144A (United Kingdom):
7.250%, 12/15/2017(2)	875,000	905,483
		37,805,916

Total Utility
(Cost $31,824,177)		37,805,916

Total Corporate Bonds
(Cost $490,355,130)		517,302,396

	Principal Amount	Market Value
MUNICIPAL BONDS		7.82%
California		2.66%
City of San Francisco CA Public Utilities Commission Water Revenue,
6.000%, 11/1/2040	11,750,000	15,613,987
San Diego County Regional Airport Authority:
6.628%, 7/1/2040	8,430,000	9,756,123
5.594%, 7/1/2043	2,670,000	3,010,105
University of California,
6.270%, 5/15/2031	5,875,000	6,509,383
		34,889,598

District Of Columbia		1.02%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue,
7.462%, 10/1/2046	8,600,000	13,307,382

Texas		1.02%
North Texas Tollway Authority,
Series HIGHWAY REVENUE TOLLS, 8.910%, 2/1/2030	8,350,000	9,993,948
The University of Texas System,
6.276%, 8/15/2041	3,026,000	3,373,294
		13,367,242

Washington		3.12%
Port of Seattle WA,
7.000%, 5/1/2036	10,520,000	11,946,302
State of Washington:
Series FUEL SALES TAX REVENUE, 5.090%, 8/1/2033	5,900,000	7,464,857
Series AD VALOREM PROPERTY TAX, 5.481%, 8/1/2039	8,400,000	11,362,008
Washington State Convention Center Public Facilities District,
Series HOTEL OCCUPANCY TAX, 6.790%, 7/1/2040	7,475,000	10,148,060
		40,921,227

Total Municipal Bonds
(Cost $96,425,869)		102,485,449
	Principal Amount	Market Value
ASSET-BACKED SECURITIES, COMMERCIAL MORTGAGE-BACKED SECURITIES PASSTHROUGH & RESIDENTIAL MORTGAGE-BACKED SECURITIES		39.79%
Asset Backed Securities		4.35%
Santander Drive Auto Receivables Trust:
Series 2016-2, Class B, 2.080%, 2/16/2021	$10,450,000	$10,530,067

Drive Auto Receivables Trust 2016-B - 144A:
05/18/2016, Series 2016-BA, Class B, 2.560%, 6/15/2020(2)	$4,200,000	4,239,533
VB-S1 Issuer LLC - 144A:
06/08/2016 - 06/10/2016, Series 2016-1A, Class F, 6.901%, 6/15/2046(2)	6,500,000	6,608,648
		10,848,181

Harley-Davidson Motorcycle Trust:
Series 2015-1, Class A3, 1.410%, 6/15/2020	7,500,000	7,522,571
NextGear Floorplan Master Owner Trust - 144A:
10/23/2015, Series 2015-2A, Class A, 2.380%, 10/15/2020(2)	13,905,000	13,882,557
		21,405,128

Chase Issuance Trust:
Series 2015-A2, Class A2, 1.590%, 2/18/2020	12,225,000	12,301,445

Aircraft Lease Securitisation Ltd. - 144A:
04/26/2012, Series 2007-1A, Class G3, 0.757%, 5/10/2032(1)(2)	268,351	267,009

Centerpoint Energy Transition Bond Co. III LLC:
Series 2008-A, Class A1, 4.192%, 2/1/2020	3,811	3,847

Marriott Vacation Club Owner Trust - 144A:
11/05/2010, Series 2010-1A, Class A, 3.540%, 10/20/2032(2)	1,646,681	1,670,784

Total Asset Backed Securities
(Cost $56,711,970)		57,026,461

Commercial Mortgage-Backed Securities		2.43%
Crown Castle Towers LLC - 144A:
6.113%, 1/15/2020(2)	8,975,000	9,954,816
4.883%, 8/15/2020(2)	5,900,000	6,454,349
GTP Acquisition Partners I LLC - 144A:
3.482%, 6/16/2025(2)	10,800,000	11,269,800
Tuckahoe Credit Lease Trust - 144A:
9.310%, 10/20/2025(2)(4)	3,789,153	4,208,991
		31,887,956

Total Commercial Mortgage-Backed Securities
(Cost $29,137,448)		31,887,956

Mortgage-Backed Securities Passthrough		30.30%
Fannie Mae Pool:
Pool #932361, 4.000%, 1/1/2025	$2,882,348	$3,044,231
Pool #AC8938, 4.500%, 1/1/2025	4,591,372	4,909,112
Pool #AD4268, 4.500%, 3/1/2025	2,802,472	3,016,393
Pool #AS6548, Series 2016, 2.500%, 1/1/2031	$11,086,717	11,527,117
Pool #BC1187, Series 2016, 2.500%, 6/1/2031	3,403,134	3,529,429
Pool #BC1873, Series 2016, 2.500%, 6/1/2031	4,482,552	4,657,937
Pool #BC6086, Series 2016, 2.500%, 6/1/2031	6,378,988	6,622,877
Pool #MA2675, Series 2016, 2.500%, 7/1/2031	12,652,376	13,121,924
Pool #AB4853, 3.000%, 4/1/2032	14,936,167	15,718,435
Pool #725705, 5.000%, 8/1/2034	280,825	313,356
Pool #735288, 5.000%, 3/1/2035	1,524,003	1,704,119
Pool #255706, 5.500%, 5/1/2035	1,570,726	1,780,637
Pool #MA2354, Series 2015, 3.500%, 8/1/2035	14,910,289	15,877,680
Pool #735897, 5.500%, 10/1/2035	1,126,897	1,274,710
Pool #850582, 5.500%, 1/1/2036	374,455	421,970
Pool #745275, 5.000%, 2/1/2036	1,564,524	1,741,918
Pool #845471, 5.000%, 5/1/2036	138,421	147,038
Pool #888016, 5.500%, 5/1/2036	1,936,652	2,189,558
Pool #190377, 5.000%, 11/1/2036	1,479,063	1,646,370
Pool #256526, 6.000%, 12/1/2036	1,182,287	1,268,730
Pool #888405, 5.000%, 12/1/2036	301,116	335,308
Pool #907772, 6.000%, 12/1/2036	286,134	308,214
Pool #910881, 5.000%, 2/1/2037	1,250,203	1,362,730
Pool #889108, 6.000%, 2/1/2038	1,122,326	1,288,563
Pool #889579, 6.000%, 5/1/2038	1,810,727	2,079,895
Pool #995373, Series 2009, 4.500%, 2/1/2039	9,304,042	10,225,154
Pool #995838, 5.500%, 5/1/2039	1,494,651	1,691,128
Pool #AE0395, 4.500%, 10/1/2040	6,907,550	7,596,525
Pool #AE0949, 4.000%, 2/1/2041	4,395,338	4,738,739
Pool #AS7367, Series 2016, 3.000%, 6/1/2041	12,794,024	13,347,835
Pool #AS7732, Series 2016, 3.000%, 8/1/2041	12,813,744	13,368,413

Pool #AL3287, Series 2013, 4.500%, 9/1/2041	$4,445,693	$4,879,517
Pool #AS7887, Series 2016, 3.000%, 9/1/2041	12,631,145	13,169,800
Pool #AL0933, Series 2011, 5.000%, 10/1/2041	1,853,986	2,071,088
Pool #AL5315, Series 2014, 4.000%, 6/1/2042	3,217,285	3,486,330
Pool # MA1273, 3.500%, 12/1/2042	5,555,375	5,894,015
Pool #AB9571, Series 2013, 3.500%, 6/1/2043	4,450,243	4,715,318
Pool #MA1700, Series 2013, 4.500%, 12/1/2043	4,557,859	4,995,150
Pool #AW4796, Series 2014, 4.000%, 4/1/2044	4,802,880	5,162,197
Pool #MA1917, Series 2014, 4.500%, 6/1/2044	1,034,826	1,134,109
Pool #MA2005, Series 2014, 4.500%, 8/1/2044	1,396,748	1,530,755
Pool #AX2530, Series 2014, 4.000%, 11/1/2044	9,713,095	10,455,291
Pool #MA2091, Series 2014, 4.000%, 11/1/2044	6,059,154	6,365,698
Pool #MA2145, Series 2014, 4.000%, 1/1/2045	16,038,400	17,238,279
Pool #AY3374, Series 2015, 3.500%, 4/1/2045	17,263,823	18,374,835
Pool #AS5823, Series 2015, 3.500%, 9/1/2045	18,051,240	19,050,974
Pool #AL7911, Series 2015, 3.500%, 12/1/2045	10,942,515	11,646,759
Pool #BC2663, Series 2016, 3.500%, 2/1/2046	9,373,390	9,894,394
Freddie Mac Gold Pool:
Gold Pool #G08061, 5.500%, 6/1/2035	140,670	158,686
Gold Pool #G08079, 5.000%, 9/1/2035	1,550,846	1,723,407
Gold Pool #G01960, 5.000%, 12/1/2035	510,919	571,213
Gold Pool #A41748, 5.000%, 1/1/2036	629,774	697,701
Gold Pool #A42128, 5.500%, 1/1/2036	620,902	705,459
Gold Pool #G02064, 5.000%, 2/1/2036	805,482	895,220
Gold Pool #G05200, 5.000%, 5/1/2036	2,612,480	2,922,899
Gold Pool #G02252, 5.500%, 7/1/2036	1,448,568	1,625,532
Gold Pool #G02386, 6.000%, 11/1/2036	986,930	1,129,643
Gold Pool #G03189, 6.500%, 9/1/2037	1,826,835	2,104,112
Gold Pool #A91161, 4.500%, 2/1/2040	3,136,954	3,442,492
Gold Pool #A92533, 4.500%, 6/1/2040	3,285,649	3,599,383
Gold Pool #A93505, 4.500%, 8/1/2040	$4,430,442	$4,860,979
Gold Pool #A97047, 4.500%, 2/1/2041	3,921,023	4,313,213
Gold Pool #A97620, 4.500%, 3/1/2041	6,767,279	7,433,559
Gold Pool #Q05168, 4.000%, 12/1/2041	13,191,948	14,220,045
Gold Pool #Q05601, 4.000%, 1/1/2042	7,839,605	8,450,643
Gold Pool #C03789, 4.000%, 3/1/2042	6,409,542	6,909,748
Gold Pool #G08607, Series 2014, 4.500%, 9/1/2044	2,963,467	3,247,060
Gold Pool #G07961, Series 2015, 3.500%, 3/1/2045	12,253,807	13,049,547
Gold Pool #G08687, Series 2016, 3.500%, 1/1/2046	8,994,163	9,490,846
Gold Pool #G08693, Series 2016, 3.500%, 3/1/2046	11,439,223	12,070,929
Ginnie Mae I pool:
Pool #550656, 5.000%, 9/15/2035	236,880	264,169
Ginnie Mae II pool:
Pool #G24496, 5.000%, 7/20/2039	1,238,857	1,366,438
		396,173,477

Freddie Mac Non Gold Pool:
Pool #781958, 2.564%, 9/1/2034(1)	131,182	139,064
Pool #1G1317, 5.911%, 11/1/2036(1)	606,771	636,369
		775,433

Total Mortgage-Backed Securities Passthrough
(Cost $387,578,681)		396,948,910

Residential Mortgage-Backed Securities		2.71%
American Home Mortgage Investment Trust:
Series 2004-4, Class 6A1, 6.000%, 2/25/2045(5)	4,055,636	4,153,185
Banc of America Funding Trust:
Class 2A4, 5.500%, 8/25/2035	$309,776	306,811
Series 2005-4, Class 1A4, 5.500%, 8/25/2035	137,296	137,064
Banc of America Mortgage Securities Inc.:
Series 2003-E, Class 3A1, 3.247%, 6/25/2033(1)	1,758,928	1,716,575
Series 2003-G, Class 2A1, 3.265%, 8/25/2033(1)	2,899,624	2,885,314
Series 2005-8, Class A14, 5.500%, 9/25/2035	70,537	8,265
Bear Stearns Co Asset Backed Securities Trust:
Series 2003-AC4, Class A, 5.500%, 9/25/2033(5)	6,141,619	6,213,619
CHL Mortgage Pass-Through Trust:
Series 2004-HYB2, Class 5A, 2.961%, 7/20/2034(1)	3,425,185	3,349,252
CWABS Asset-Backed Certificates Trust:
Series 2005-1, Class AF6, 5.030%, 7/25/2035(1)	$774,995	$794,488
GSR Mortgage Loan Trust:
Series 2005-3F, Class 2A3, 6.000%, 3/25/2035	1,621,684	1,609,909
JP Morgan Mortgage Trust - 144A:
06/10/2013, Series 2013-2, Class A2, 3.500%, 5/25/2043(1)(2)	3,497,261	3,631,251
MASTR Alternative Loan Trust:
Series 2005-3, Class 3A1, 6.500%, 4/25/2035	4,266,728	4,313,652
PHHMC Trust:
Series 2007-2, Class A2, 5.760%, 5/18/2037(1)	2,130,799	2,183,747
Renaissance Home Equity Loan Trust:
Series 2005-2, Class AF6, 4.781%, 8/25/2035(5)	4,018,845	4,128,252
		35,431,384

Total Residential Mortgage-Backed Securities
(Cost $35,672,620)		35,431,384

Total Asset-Backed Securities, Commercial Mortgage-Backed Securities Passthrough & Residential Mortgage-Backed Securities
(Cost $509,100,719)		521,294,711

GOVERNMENT BOND		1.06%
Federal National Mortgage Association:
2.125%, 4/24/2026	13,675,000	13,927,646

Total Government Bond
(Cost $13,670,888)		13,927,646

U.S. TREASURY BONDS & NOTES		10.06%
United States Treasury Note/Bond:
2.250%, 11/15/2025	6,325,000	6,681,768
5.500%, 8/15/2028	13,500,000	19,003,356
5.000%, 5/15/2037	3,250,000	4,878,997
4.375%, 2/15/2038	2,050,000	2,865,795
4.375%, 11/15/2039	15,000,000	20,970,120
4.750%, 2/15/2041	18,350,000	27,140,788
3.125%, 11/15/2041	8,500,000	9,922,756
2.875%, 5/15/2043	21,600,000	24,125,774
2.500%, 2/15/2045	15,675,000	16,253,627
		131,842,981
Total U.S. Treasury Bonds & Notes
(Cost $111,862,260)		131,842,981

	Shares	Market Value
MONEY MARKET MUTUAL FUNDS		0.75%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.271%)	9,890,461	9,890,461

Total Money Market Mutual Funds
(Cost $9,890,461)		9,890,461

Total Investments
(Cost $1,240,594,755)	99.64%	1,305,656,649

Other Assets in Excess of Liabilities	0.36%	4,545,592

Net Assets	100.00%	$1,310,202,241

See Notes to Quarterly Statements of Investments.

(1)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(2)
This security is restricted. The following table provides additional information regarding each security. Included in this list are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers.

Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Market Value	Market Value as Percentage of Net Assets
Airbus Group Finance BV - 144A	2.700%	04/17/2023	8/16/2016	8,626,199	8,611,726	0.66%	^
Aircraft Lease Securitisation Ltd. - 144A	0.757%	05/10/2032	4/26/12	256,057	267,009	0.02%	^
AT&T, Inc. - 144A	4.550%	03/09/2049	9/9/2016	3,020,368	3,616,046	0.28%	^
Cox Communications Inc. - 144A	9.375%	01/15/2019	5/27/2015 - 5/29/2015	2,881,448	2,891,237	0.22%	^
Crown Castle Towers LLC - 144A	6.113%	01/15/2020	1/8/2010	8,975,000	9,954,816	0.76%	^
Crown Castle Towers LLC - 144A	4.883%	08/15/2020	7/29/2010	5,900,000	6,454,349	0.49%	^
Drive Auto Receivables Trust 2016-B - 144A	2.560%	04/15/2018	5/18/2016	4,199,865	4,239,533	0.32%	^
DriveTime Automotive Group, Inc. / DT Acceptance Corp. - 144A	8.000%	06/01/2021	4/20/2016 - 5/26/2016	7,087,447	7,507,700	0.57%	^
Emigrant Capital Trust II - 144A	3.285%	04/14/2034	8/11/04	847,037	542,938	0.04%
First Tennessee Bank - 144A	3.750%		3/16/05	1,500,000	1,079,110	0.08%
FMR Corp. - 144A	7.490%	06/15/2019	3/6/07	5,255,172	5,726,430	0.44%	^
GTP Acquisition Partners I LLC - 144A	3.482%	06/16/2025	5/20/2015 - 5/27/2015	10,822,675	11,269,800	0.86%	^
JP Morgan Mortgage Trust 2013-2 - 144A	3.500%	05/25/2043	6/10/13	3,528,903	3,631,251	0.28%	^
Kraft Heinz Foods Co. - 144A	4.875%	02/15/2025	1/11/2016	7,160,298	7,479,011	0.57%	^
Marriott Vacation Club Owner Trust - 144A	3.540%	10/20/2032	11/5/10	1,646,522	1,670,784	0.13%
Massachusetts Mutual Life Insurance Co. - 144A	8.875%	06/01/2039	3/23/2015 - 3/24/2015	7,681,539	7,423,744	0.57%	^
Nexstar Escrow Corp. - 144A	5.625%	08/01/2024	7/13/2016-7/14/2016	6,814,118	6,817,500	0.52%	^
NextGear Floorplan Master Owner Trust - 144A	2.380%	10/15/2018	10/23/2015	13,903,980	13,882,557	1.06%	^
Northwestern Mutual Life Insurance Co. - 144A	6.063%	03/30/2040	7/16/2015 - 8/10/2015	7,179,863	7,804,424	0.60%	^
Provident Funding Associates LP / PFG Finance Corp. - 144A	6.750%	06/15/2021	11/4/2014 - 11/12/2014	7,349,336	7,425,719	0.57%	^
Tenaska Alabama II Partners LP - 144A	6.125%	03/30/2023	10/9/2003 - 9/4/2009	159,638	171,725	0.01%	^
Tenaska Virginia Partners LP - 144A	6.119%	03/30/2024	4/29/2004 - 1/19/2005	148,247	163,731	0.01%	^
Tesco PLC - 144A	6.150%	11/15/2037	10/7/2014 - 10/16/2014	12,135,035	11,494,247	0.88%	^
Tuckahoe Credit Lease Trust - 144A	9.310%	10/20/2025	12/11/09	3,439,773	4,208,991	0.32%
VB-S1 Issuer LLC - 144A	6.901%	06/15/2021	6/08/2016 - 6/10/2016	6,528,821	6,608,647	0.50%
West Fraser Timber Co. Ltd. - 144A	4.350%	10/15/2024	10/7/2014	10,675,000	10,280,463	0.78%
Whole Foods Market Inc. - 144A	5.200%	12/03/2025	11/30/2015	8,638,755	9,416,857	0.72%	^
WPD Holdings Inc - 144A	7.250%	12/15/2017	10/15/2003 - 6/30/2006	871,266	905,483	0.07%	^
				157,232,362	161,545,828	12.33%

^
144a securities with a liquid trading market as determined by the Adviser under the supervision of the Board of Trustees. Such securities represent 10.48% of the Fund's net assets as of September 30, 2016.

(3)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(4)	This security has been valued in good faith by or under the direction of the Board of Trustees. As of September 30, 2016 these securities represented 0.32% of the Fund's net assets.
(5)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at September 30, 2016.

WESTCORE COLORADO TAX-EXEMPT FUND AS OF SEPTEMBER 30, 2016 (Unaudited)
	Principal Amount	Market Value
MUNICIPAL BONDS		98.20%
CERTIFICATE PARTICIPATION		24.22%
Education		5.19%
Adams 12 Five Star Schools:
2.000%, 12/15/2017	$500,000	$506,455
2.000%, 12/15/2018	200,000	204,066
3.000%, 12/15/2019	500,000	529,250
3.000%, 12/15/2020	1,830,000	1,965,109
3.000%, 12/15/2021	1,285,000	1,395,047
Douglas County School District No Re-1 Douglas & Elbert Counties:
5.000%, 1/15/2025(1)(2)	1,000,000	1,091,980
4.000%, 1/15/2028(1)	1,675,000	1,919,164
El Paso County School District No. 49 Falcon,
5.000%, 12/15/2028(1)	2,160,000	2,673,065
Pueblo County School District No 70:
2.000%, 1/15/2017	200,000	200,530
1.500%, 1/15/2018	175,000	175,774
1.875%, 1/15/2019	180,000	182,761
2.100%, 1/15/2020	215,000	221,130
2.375%, 1/15/2021(1)	270,000	278,402
State of Colorado,
5.000%, 3/15/2024(1)	1,000,000	1,145,760
		12,488,493

General		19.03%
Aspen Public Facilities Authority,
5.880%, 9/1/2032(1)(3)	880,000	893,904
Auraria Higher Education Center,
6.000%, 5/1/2024(1)	499,000	567,458
City & County of Denver CO,
5.250%, 12/1/2024(1)	625,000	680,094
City of Aurora CO:
5.000%, 12/1/2024	850,000	1,069,385
5.000%, 12/1/2026(1)	1,000,000	1,113,680
5.000%, 12/1/2030(1)	875,000	970,174
City of Glendale CO,
5.000%, 12/1/2025, AGM(3)	2,000,000	2,483,080
City of Greeley CO:
4.000%, 12/1/2031(1)	500,000	565,930
4.000%, 12/1/2032(1)	500,000	562,110
4.000%, 12/1/2034(1)	500,000	557,385
City of Longmont CO,
5.000%, 12/1/2028(1)	1,500,000	1,811,925
City of Pueblo CO,
5.500%, 8/15/2018, AGC(3)	500,000	541,670
City of Westminster CO:
4.000%, 12/1/2024(1)	1,215,000	1,409,607
5.000%, 12/1/2029(1)	835,000	1,007,895
5.000%, 12/1/2030(1)	1,000,000	1,217,120
Colorado Higher Education:
5.000%, 11/1/2022	1,000,000	1,208,210
5.250%, 11/1/2023(1)(2)	1,280,000	1,394,048
5.000%, 11/1/2024	1,000,000	1,259,090
5.000%, 11/1/2025	1,000,000	1,273,450
County of Adams CO:
5.000%, 12/1/2030(1)	500,000	615,975
5.000%, 12/1/2031(1)	550,000	674,498
County of Eagle CO:
5.250%, 12/1/2023(1)(2)	500,000	546,210
5.000%, 12/1/2025	250,000	314,122
5.000%, 12/1/2027(1)	495,000	608,890
5.000%, 12/1/2029(1)	490,000	592,351
County of El Paso CO:
2.000%, 12/1/2020(3)	1,615,000	1,663,224
2.000%, 12/1/2021(3)	1,365,000	1,406,960
County of Pueblo CO,
5.000%, 9/15/2019, AGM(3)	$750,000	$832,897
El Paso County School District No. 49 Falcon,
5.000%, 12/15/2028, AGM(1)(2)(3)	800,000	839,456
Rangeview Library District:
5.000%, 12/15/2022, AGC(1)(2)(3)	1,815,000	1,975,900
5.000%, 12/15/2029, AGM(1)(3)	1,675,000	2,007,873
Regional Transportation District:
5.000%, 6/1/2020	1,200,000	1,363,980
5.000%, 12/1/2022, AMBAC(1)(3)	1,000,000	1,047,130
5.000%, 6/1/2026(1)	1,500,000	1,809,165
5.000%, 6/1/2028(1)	2,000,000	2,460,360
Town of Breckenridge CO,
5.000%, 12/1/2035(1)	2,425,000	2,980,349
Town of Erie CO,
5.000%, 11/1/2027(1)	1,735,000	2,134,258
Town of Parker CO,
5.000%, 11/1/2030(1)	1,150,000	1,381,495
		45,841,308

Total Certificate Participation
(Cost $55,777,952)		58,329,801

GENERAL OBLIGATION LTD		4.17%
Development		3.52%
Cherry Creek Corporate Center Metropolitan District,
5.000%, 6/1/2037(1)	1,100,000	1,153,460
Cuchares Ranch Metropolitan District,
5.000%, 12/1/2045(1)	1,000,000	1,021,430
Lorson Ranch Metropolitan District No 2,
5.000%, 12/1/2036(1)	1,200,000	1,409,868
Mountain Shadows Metropolitan District,
5.000%, 12/1/2035(1)	1,000,000	1,048,600
Sierra Ridge Metropolitan District No 2,
5.500%, 12/1/2046(1)	1,000,000	1,058,470
Southglenn Metropolitan District,
3.000%, 12/1/2021	1,000,000	996,660
Tallyns Reach Metropolitan District No 3,
6.750%, 11/1/2038(1)	1,720,000	1,782,573
		8,471,061

General Obligation		0.65%
Eaton Area Park & Recreation District,
5.500%, 12/1/2030(1)	470,000	519,435
Fossil Ridge Metropolitan District No 3,
5.000%, 12/1/2044(1)	1,000,000	1,058,290
		1,577,725

Total General Obligation Ltd
(Cost $9,842,745)		10,048,786

GENERAL OBLIGATION UNLTD		19.94%
Development		3.48%
Beacon Point Metropolitan District,
5.000%, 12/1/2030, AGM(1)(3)	1,000,000	1,185,430
Breckenridge Mountain Metropolitan District,
3.000%, 12/1/2036(1)(3)(4)	500,000	492,535
Central Platte Valley Metropolitan District:
5.500%, 12/1/2029(1)	750,000	875,160
6.000%, 12/1/2038(1)	1,000,000	1,214,100
5.000%, 12/1/2043(1)	1,000,000	1,068,700
Eagle Bend Metropolitan District No 2,
5.000%, 12/1/2037(1)(3)	1,000,000	1,205,040
North Range Metropolitan District No 1,
5.000%, 12/1/2038(1)	1,000,000	1,162,520
Wheatlands Metropolitan District,
5.000%, 12/1/2030, BAM(1)(3)	$1,000,000	$1,190,790
		8,394,275

Facilities		1.47%
Clear Creek Metropolitan Recreation District,
2.500%, 12/1/2017	1,430,000	1,444,829
Tallyns Reach Metropolitan District No 3,
4.000%, 12/1/2021	1,930,000	2,101,346
		3,546,175

General Obligation		5.25%
Anthem West Metropolitan District,
5.000%, 12/1/2035, BAM(1)(3)	1,165,000	1,349,268
City & County of Denver CO,
5.000%, 8/1/2025(1)	750,000	805,305
City of Sheridan CO:
5.000%, 12/1/2034(1)	1,425,000	1,698,158
5.000%, 12/1/2036(1)	1,575,000	1,865,651
Commonwealth of Puerto Rico:
5.500%, 7/1/2017, AGM(3)	1,235,000	1,271,223
5.500%, 7/1/2018, AGM(3)	655,000	687,632
5.500%, 7/1/2019, AGM(3)	1,100,000	1,153,691
5.250%, 7/1/2020, AGM(3)	1,410,000	1,480,556
5.250%, 7/1/2024, AGM(1)(3)	1,165,000	1,242,461
5.375%, 7/1/2025, AGM(1)(3)	1,000,000	1,079,570
		12,633,515

School District		9.74%
Adams & Weld Counties School District No 27J Brighton.:
5.000%, 12/1/2035(1)	2,000,000	2,419,580
5.000%, 12/1/2036(1)	1,000,000	1,206,150
Adams 12 Five Star Schools,
zero coupon, 12/15/2024, NATL(1)(2)(3)	2,385,000	1,613,858
Arapahoe County School District No 5 Cherry Creek,
5.000%, 12/15/2024	3,120,000	3,997,749
Arapahoe County School District No. 1 Englewood,
5.000%, 12/1/2029(1)(2)	2,440,000	2,914,287
Boulder Larimer & Weld Counties St Vrain Valley School District Re1J:
3.000%, 12/15/2016	1,720,000	1,727,465
4.000%, 12/15/2017	1,400,000	1,451,772
Douglas County School District No Re-1 Douglas & Elbert Counties,
zero coupon, 12/15/2022	1,660,000	1,507,662
Durango School District No 9-R:
4.500%, 11/1/2023(1)	1,000,000	1,156,040
5.000%, 11/1/2024(1)	1,000,000	1,181,040
Garfield County School District No Re002 Garfield:
5.000%, 12/1/2024, AGM(1)(2)(3)	800,000	805,152
4.750%, 12/1/2025, AGM(1)(2)(3)	1,000,000	1,006,050
Jefferson County School District R-1,
5.250%, 12/15/2025, AGM(1)(2)(3)	500,000	504,315
Moffat County School District No Re001 Craig,
5.250%, 12/1/2026, AGM(1)(2)(3)	1,030,000	1,082,118
Routt-Rio Blanco Counties School District Re-3 South Routt/CO:
1.500%, 12/1/2016	630,000	630,718

1.500%, 12/1/2017	$255,000	$256,872
		23,460,828

Total General Obligation Unltd
(Cost $46,390,529)		48,034,793

REVENUE BONDS		43.34%
Airport		0.47%
City & County of Denver CO Airport System Revenue,
5.250%, 11/15/2028(1)	1,000,000	1,120,370

Build America Bonds		3.37%
Colorado Bridge Enterprise,
6.078%, 12/1/2027(1)	2,220,000	2,582,682
University of Colorado,
6.264%, 6/1/2036(1)	5,000,000	5,526,500
		8,109,182

Education		5.76%
Colorado Educational & Cultural Facilities Authority:
5.000%, 10/1/2019	115,000	126,863
4.000%, 4/1/2022	205,000	216,900
4.125%, 7/1/2026(1)	630,000	657,468
5.000%, 8/15/2030(1)	750,000	866,250
5.000%, 11/1/2030(1)	500,000	592,860
5.000%, 11/15/2031(1)	1,000,000	1,152,350
5.000%, 12/1/2031(1)	1,500,000	1,756,965
5.000%, 12/15/2031(1)	715,000	862,090
5.000%, 10/1/2032(1)	1,340,000	1,507,835
5.000%, 6/1/2036(1)	1,040,000	1,223,695
5.000%, 7/1/2036(1)	1,000,000	1,043,820
5.000%, 7/1/2036(1)	1,000,000	1,128,910
5.000%, 8/1/2036(1)	570,000	669,522
5.000%, 9/1/2036(1)	1,000,000	1,016,030
5.625%, 1/15/2044(1)	495,000	543,357
5.000%, 9/1/2046(1)	500,000	507,140
		13,872,055

Facilities		0.35%
City & County of Denver CO Golf Revenue:
5.000%, 9/1/2018(1)	350,000	351,022
5.000%, 9/1/2019(1)	500,000	501,430
		852,452

General		3.73%
City & County of Denver CO,
5.250%, 9/1/2018, AGM(2)(3)	1,500,000	1,623,285
City of Commerce City CO:
5.000%, 8/1/2028, AGM(1)(3)	600,000	730,692
5.000%, 8/1/2028, BAM(1)(3)	375,000	464,535
5.000%, 8/1/2032, AGM(1)(3)	1,000,000	1,196,200
County of Boulder CO,
5.000%, 12/15/2025(1)(2)	1,000,000	1,088,650
Denver Convention Center Hotel Authority:
4.750%, 12/1/2035, XLCA(1)(3)	300,000	300,252
5.000%, 12/1/2035, XLCA(1)(3)	1,060,000	1,061,686
Hyland Hills Park & Recreation District:
1.200%, 12/15/2017	100,000	99,802
1.450%, 12/15/2018	150,000	149,497
1.700%, 12/15/2019	225,000	224,059
2.000%, 12/15/2020	150,000	149,717
2.000%, 12/15/2021	250,000	254,335
2.150%, 12/15/2021	135,000	134,120
2.000%, 12/15/2022	300,000	303,147
3.000%, 12/15/2023	200,000	214,030
5.000%, 12/15/2024	275,000	334,279
Puerto Rico Municipal Finance Agency (Puerto Rico),
5.000%, 8/1/2017, AGM(1)(3)	$105,000	$107,336
Town of Castle Rock CO,
6.000%, 6/1/2023, AGC(1)(2)(3)	500,000	542,065
		8,977,687

Higher Education		1.42%
Auraria Higher Education Center,
4.000%, 4/1/2029, AGM(1)(3)	2,500,000	2,767,075
Colorado Educational & Cultural Facilities Authority,
4.000%, 3/1/2024(1)	500,000	579,045
Colorado State Board of Governors University - Enterprise Revenue Bonds,
5.250%, 3/1/2024, NATL FGIC(1)(2)(3)	75,000	76,348
		3,422,468

Medical		18.60%
Aspen Valley Hospital District:
5.000%, 10/15/2021(1)	600,000	600,702
5.000%, 10/15/2030(1)	1,650,000	1,861,745
City of Aurora CO,
5.000%, 12/1/2022, AGM(1)(2)(3)	1,000,000	1,067,730
Colorado Health Facilities Authority:
5.000%, 1/1/2017	1,105,000	1,112,304
5.000%, 10/1/2017	1,045,000	1,086,131
5.000%, 1/1/2018	1,630,000	1,680,840
5.000%, 12/1/2019	300,000	331,554
5.125%, 11/15/2020(1)(2)	345,000	346,663
5.000%, 12/1/2021	875,000	1,017,406
5.000%, 2/1/2022	200,000	229,056
5.000%, 9/15/2022(1)	850,000	879,988
5.000%, 1/1/2023(1)	1,000,000	1,123,400
5.000%, 2/1/2023	520,000	603,153
5.000%, 2/1/2023(1)	500,000	566,010
5.250%, 7/1/2024(1)	1,000,000	1,102,510
5.000%, 12/1/2024(1)	1,000,000	1,178,620
5.000%, 9/1/2025(1)	450,000	468,104
5.000%, 5/15/2027(1)	250,000	256,542
5.250%, 11/15/2027(1)(2)	1,000,000	1,004,960
5.000%, 12/1/2027(1)	1,000,000	1,258,200
5.000%, 1/15/2028(1)	1,150,000	1,421,032
4.000%, 5/15/2029(1)	1,695,000	1,904,824
5.000%, 9/1/2029(1)	1,000,000	1,210,010
5.000%, 12/1/2029(1)	1,000,000	1,239,400
5.000%, 5/15/2030(1)	500,000	594,585
5.250%, 2/1/2031(1)	1,500,000	1,686,285
5.000%, 10/1/2032(1)	500,000	566,450
5.000%, 1/15/2035(1)	2,000,000	2,371,600
4.000%, 9/1/2035(1)	1,000,000	1,077,120
4.000%, 9/1/2036(1)	1,000,000	1,073,580
5.000%, 11/15/2036	2,500,000	3,069,125
1.875%, 7/1/2039	1,500,000	1,512,360
5.000%, 5/15/2040(1)	1,000,000	1,161,460
Denver Health & Hospital Authority:
5.000%, 12/1/2017(1)	1,500,000	1,509,585
5.000%, 12/1/2018(1)	550,000	553,575
5.000%, 12/1/2020(1)	1,500,000	1,509,810
University of Colorado Hospital Authority:
5.000%, 11/15/2016	495,000	497,307
5.000%, 11/15/2027(1)	1,000,000	1,199,110
5.000%, 11/15/2036(1)	2,470,000	2,872,585
		44,805,421

Multifamily Housing		2.57%
Colorado Housing & Finance Authority:
1.050%, 8/1/2018	1,500,000	1,503,795
2.200%, 11/1/2018	4,565,000	4,675,290
		6,179,085
Nursing Homes		1.07%
Colorado Health Facilities Authority:
4.000%, 1/1/2018(4)	$175,000	$180,269
5.250%, 6/1/2018(1)	220,000	220,744
4.000%, 1/1/2020(4)	450,000	478,638
5.250%, 6/1/2020(1)	145,000	145,458
4.000%, 1/1/2021(4)	255,000	274,426
4.000%, 1/1/2022(4)	265,000	288,187
5.000%, 6/1/2022	750,000	879,810
5.250%, 6/1/2023(1)	105,000	105,308
		2,572,840

Power		0.82%
Colorado Water Resources & Power Development Authority,
5.650%, 9/1/2030(1)(3)	1,745,000	1,979,807

Utilities		0.49%
City of Colorado Springs CO Utilities System Revenue,
5.000%, 11/15/2027(1)	1,000,000	1,178,040

Water		4.69%
City & County of Broomfield Co.,
5.000%, 12/1/2023(1)	1,285,000	1,535,125
City of Aurora CO,
5.000%, 8/1/2035(1)	3,560,000	4,404,183
City of Brighton CO Water Activity Revenue,
5.000%, 12/1/2029, AGC(1)(2)(3)	1,515,000	1,705,284
City of Fort Collins CO Wastewater Utility Revenue,
5.000%, 12/1/2027(1)(2)	465,000	506,022
Denver City & County Board of Water Commissioners,
5.000%, 12/15/2029, AGM(1)(2)(3)	1,575,000	1,653,656
East Cherry Creek Valley Water & Sanitation District,
5.000%, 11/15/2031(1)	1,235,000	1,501,982
		11,306,252

Total Revenue Bonds
(Cost $101,958,493)		104,375,659

TAX ALLOCATION		6.53%
Development		0.75%
Denver Urban Renewal Authority:
5.000%, 12/1/2024(1)	500,000	599,595
5.000%, 12/1/2025(1)	1,000,000	1,191,430
		1,791,025

General		5.78%
Denver Urban Renewal Authority,
4.250%, 12/1/2022	3,845,000	4,464,429
Fountain Urban Renewal Authority,
4.500%, 11/1/2029(1)	1,975,000	2,094,211
Park Creek Metropolitan District:
5.000%, 12/1/2026(1)	730,000	891,863
5.000%, 12/1/2027(1)	620,000	752,339
Plaza Metropolitan District No 1:
4.000%, 12/1/2016	1,000,000	1,003,320
5.000%, 12/1/2022	1,000,000	1,142,700
Thornton Development Authority:
5.000%, 12/1/2023	300,000	363,057
5.000%, 12/1/2024	440,000	541,099
5.000%, 12/1/2025(1)	325,000	398,574
5.000%, 12/1/2026(1)	425,000	519,065
5.000%, 12/1/2030(1)	500,000	587,255
5.000%, 12/1/2031(1)	1,000,000	1,169,710
		13,927,622

Total Tax Allocation
(Cost $15,088,666)		15,718,647

Total Municipal Bonds
(Cost $229,058,385)		236,507,686

MONEY MARKET MUTUAL FUNDS		0.88%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.271%)	2,135,795	$2,135,795

Total Money Market Mutual Funds
(Cost $2,135,795)		2,135,795

SHORT TERM INVESTMENTS		1.18%
Bank of New York Cash Reserve (7 Day Yield 0.050%)(5)	2,834,946	2,834,945

Total Short Term Investments
(Cost $2,834,945)		2,834,945

Total Investments
(Cost $234,029,125)	100.26%	241,478,426

Liabilities in Excess of Other Assets	(0.26%)	(638,589)

Net Assets	100.00%	$240,839,837

Investment classifications presented herein are based on the categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different form another. Investment classifications are unaudited. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

(1)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statements of Investments.
(2)	This security is prerefunded in advance of the next call date.
(3)	This security is insured. In the event of a default by the bond issuer, the insurer, as noted in the security description, guarantees scheduled principal and interest payments will be made when due.
(4)	When - Issued Security.
(5)	This Security is segregated to cover the purchase price of when-issued/forward commitment securities held as of September 30, 2016 (Note 2).

See Notes to Quarterly Statements of Investments.

COMMON ABBREVIATIONS
ADR	American Depositary Receipt.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal.
AMBAC	AmbacAssurance Corporation.
BAM	Build America Mutual
LLC	Limited Liability Company.
LP	Limited Partnership.
Ltd.	Limited.
MORAL OBLG
Charter School Moral Obligation Program. Moral Obligation bonds are revenue-backed, state issued municipal bonds, whose principal and interest is backed by the moral, but not legal, obligation of a state government.

NATL	National Public Finance Guarantee Corporation
NATL FGIC	National Public Finance Guarantee Corporation / Financial Guaranty Insurance Company
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company.
REIT(s)	Real Estate Investment Trust.
SA	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.
SE	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.
S.p.A.	Società Per Azioni is an Italian shared company.
XLCA	XL Capital Assurance Inc.

CURRENCY ABBREVIATIONS
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro Currency
GBP	British Pound
HKD	Hong Kong Dollar
HUK	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
ZAR	South African Rand

NOTES TO QUARTERLY STATEMENTS OF INVESTMENTS
September 30, 2016 (Unaudited)

1. ORGANIZATION

Westcore Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Interests in the Westcore Growth Fund, Westcore MIDCO Growth Fund, Westcore Select Fund, Westcore Small-Cap Growth Fund, Westcore Global Large-Cap Dividend Fund, Westcore Mid-Cap Value Dividend Fund, Westcore Small-Cap Value Dividend Fund, Westcore Micro-Cap Opportunity Fund, Westcore International Small-Cap Fund, Westcore Flexible Income Fund, Westcore Plus Bond Fund and Westcore Colorado Tax-Exempt Funds (the “Funds”) are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust. The Funds offer Retail Class shares. The Westcore Growth, Westcore MIDCO Growth, Westcore Small-Cap Growth, Westcore Global Large-Cap Dividend, Westcore Mid-Cap Value Dividend (Institutional Class commenced operations on April 29, 2016), Westcore Small-Cap Value Dividend, Westcore International Small-Cap (Institutional Class commenced operations on April 29, 2016), Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax Exempt (Institutional Class commenced operations on April 29, 2016) Funds also offer Institutional Class shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters solely affecting such class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, the following policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the Prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ exchange or the domestic over the counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. When an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value, the fair value of those securities are determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value is believed to have been materially affected by an valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange.

Forward foreign currency contracts have a market value determined by the prevailing daily foreign currency exchange rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing vendor. Foreign currency exchange rates and foreign currency exchange forward rates may generally be obtained at the close of the NYSE.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days, are typically valued at the evaluated bid price formulated by an independent pricing service.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board of Trustees. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Market, Credit and Counterparty Risk – In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional, national or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Securities Traded on Foreign Exchanges – All of the Funds, except the Westcore Colorado Tax-Exempt Fund, may invest at least a portion of their assets in foreign securities. As of September 30, 2016, all Funds were primarily invested in securities traded on U.S. exchanges, except Westcore International Small-Cap Fund. In the event that a Fund executes a security transaction on a foreign exchange, the Fund will generally enter into a foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Country Risk – As of September 30, 2016, the Westcore International Small-Cap Fund invested a significant percentage of its assets in Japan, Australia, and the United Kingdom. Therefore, it may be more affected by economic developments and currency fluctuations in these countries.

Sector Concentration Risk – The Funds may concentrate investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business regulatory or other developments affecting that sector.  If an economic downturn occurs in a sector in which the Fund’s investments are concentrated, the Fund may perform poorly during that period.

When-Issued/Forward Commitment Securities – Each Fund may purchase or sell securities on a “when-issued” or “forward commitment” basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. In accordance with SEC guidance, each Fund segregates liquid assets in an amount sufficient to satisfy the purchase price. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-U.S. securities, are not treated by the Funds as “when-issued” or “forward commitment” transactions.

3. COST AND UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS ON A TAX BASIS

	Westcore Growth Fund	Westcore MIDCO Growth Fund	Westcore Select Fund
As of September 30, 2016
Gross appreciation (excess of value over tax cost)	$5,651,885	$7,384,433	$4,509,282
Gross depreciation (excess of tax cost over value)	(404,023)	(907,208)	(2,090,100)
Net unrealized appreciation/(depreciation)	$5,247,862	$6,477,225	$2,419,182
Cost of investment for income tax purposes	$19,733,111	$40,558,205	$39,031,997

	Westcore Small-Cap Growth Fund	Westcore Global Large-Cap Dividend Fund	Westcore Mid-Cap Value Dividend Fund
As of September 30, 2016
Gross appreciation (excess of value over tax cost)	$859,622	$7,027,636	$10,809,710
Gross depreciation (excess of tax cost over value)	(115,658)	(1,689,945)	(599,027)
Net unrealized appreciation/(depreciation)	$743,964	$5,337,691	$10,210,683
Cost of investment for income tax purposes	$3,353,026	$40,777,911	$61,278,237

	Westcore Small-Cap Value Dividend Fund	Westcore Micro-Cap Opportunity Fund	Westcore International Small-Cap Fund
As of September 30, 2016
Gross appreciation (excess of value over tax cost)	$28,073,785	$2,619,231	$26,297,580
Gross depreciation (excess of tax cost over value)	(3,734,622)	(601,312)	(5,106,624)
Net unrealized appreciation/(depreciation)	$24,339,163	$2,017,919	$21,190,956
Cost of investment for income tax purposes	$172,430,987	$9,789,660	$57,920,681

	Westcore Flexible Income Fund	Westcore Plus Bond Fund	Westcore Colorado Tax-Exempt Fund
As of September 30, 2016
Gross appreciation (excess of value over tax cost)	$2,891,448	$68,929,862	$8,833,575
Gross depreciation (excess of tax cost over value)	(2,826,953)	(3,867,992)	(1,384,274)
Net unrealized appreciation/(depreciation)	$64,495	$65,061,870	$7,449,301
Cost of investment for income tax purposes	$75,129,034	$1,240,594,779	$234,029,125

4. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1 – Quoted & Unadjusted Prices in active markets for identical investments
Level 2 – Other Significant Observable Inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of September 30, 2016 in valuing the Funds’ assets:

Westcore Growth Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$24,542,392	$0	$0	$24,542,392
Money Market Mutual Funds	438,581	0	0	438,581
Total	$24,980,973	$0	$0	$24,980,973

Westcore MIDCO Growth Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$46,633,821	$0	$0	$46,633,821
Money Market Mutual Funds	401,609	0	0	401,609
Total	$47,035,430	$0	$0	$47,035,430

Westcore Select Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$40,650,244	$0	$0	$40,650,244
Money Market Mutual Funds	800,935	0	0	800,935
Total	$41,451,179	$0	$0	$41,451,179

Westcore Small-Cap Growth Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$4,087,255	$0	$0	$4,087,255
Money Market Mutual Funds	9,735	0	0	9,735
Total	$4,096,990	$0	$0	$4,096,990

Westcore Global Large-Cap Dividend Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$44,586,571	$0	$0	$44,586,571
Money Market Mutual Funds	1,529,031	0	0	1,529,031
Total	$46,115,602	$0	$0	$46,115,602

Westcore Mid-Cap Value Dividend Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$70,213,619	$0	$0	$70,213,619
Money Market Mutual Funds	1,275,301	0	0	1,275,301
Total	$71,488,920	$0	$0	$71,488,920

Westcore Small-Cap Value Dividend Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$188,128,444	$0	$0	$188,128,444
Short Term Investments	$0	$8,641,706	$0	$8,641,706
Total	$188,128,444	$8,641,706	$0	$196,770,150

Westcore Micro-Cap Opportunity Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$11,491,323	$0	$0	$11,491,323
Rights and Warrants	0	0	4,361	4,361
Money Market Mutual Funds	311,895	0	0	311,895
Total	$11,803,218	$0	$4,361	$11,807,579

Westcore International Small-Cap Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$78,336,100	$0	$0	$78,336,100
Money Market Mutual Funds	775,537	0	0	775,537
Total	$79,111,637	$0	$0	$79,111,637

Other Financial Instruments**
Assets
Forward Foreign Currency Contracts	$0	$184,798	$0	$184,798
Liabilities
Forward Foreign Currency Contracts	0	(202,968)	0	(202,968)
Total	$0	$(18,170)	$0	$(18,170)

Westcore Flexible Income Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Preferred Stocks	$1,293,720	$0	$0	$1,293,720
Exchange Traded Funds	1,235,060	0	0	1,235,060
Corporate Bonds
Financial Institutions	$0	$5,290,368	$0	$5,290,368
Industrial	0	61,739,618	0	61,739,618
Utility	0	1,407,000	0	1,407,000
Mortgage Backed Security
Asset Backed Securities	0	508,357	0	508,357
Commercial Mortgage-Backed Securities	0	0	1,646,997	1,646,997
Residential Mortgage-Backed Securities	0	869,924	0	869,924
Money Market Mutual Funds	1,202,478	0	0	1,202,478
Short Term Investments	$0	$7	$0	$7
Total	$3,731,258	$69,815,274	$1,646,997	$75,193,529

Westcore Plus Bond Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Preferred Stock
Financial Institutions	$7,833,895	$1,079,110	$0	$8,913,005
Corporate Bonds	$0	$517,302,396	$0	$517,302,396
Municipal Bonds	0	102,485,449	0	102,485,449
Asset-Backed Securities, Commercial Mortgage-Backed Securities Passthrough & Residential Mortgage-Backed Securities
Asset Backed Securities	0	57,026,461	0	57,026,461
Commercial Mortgage-Backed Securities	0	27,678,965	4,208,991	31,887,956
Mortgage-Backed Securities Passthrough	0	396,948,910	0	396,948,910
Residential Mortgage-Backed Securities	0	35,431,384	0	35,431,384
Government Bond	0	13,927,646	0	13,927,646
U.S. Treasury Bonds & Notes	0	131,842,981	0	131,842,981
Money Market Mutual Funds	9,890,461	0	0	9,890,461
Total	$17,724,356	$1,283,723,302	$4,208,991	$1,305,656,649

Westcore Colorado Tax-Exempt Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$0	$236,507,686	$0	$236,507,686
Money Market Mutual Funds	2,135,795	0	0	2,135,795
Short Term Investments	$0	$2,834,945	$0	$2,834,945
Total	$2,135,795	$239,342,631	$0	$241,478,426

*	For detailed Industry descriptions, see the accompanying Statements of Investments.

**	Other financial instruments are derivative instruments not reflected in the Statements of Investments.

It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The Westcore International Small-Cap Fund utilizes a fair value evaluation service with respect to international securities with an earlier market closing than the Fund’s net asset value computation cutoff.  When events trigger the use of the fair value evaluation service on a reporting period date, it results in certain securities transferring from a Level 1 to a Level 2 classification.  When the trigger is not met at period end it could result in securities transferring from a Level 2 to a Level 1 classification. The transfer amount disclosed in the table below represents the value of the securities as of September 30, 2016 transferred in/(out) of Level 1 and Level 2 during the reporting period that were also held as of December 31, 2015.

The Westcore International Small-Cap Fund had the following transfers out of Level 2 at September 30, 2016:

	Level 1- Quoted and Unadjusted Prices		Level 2- Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stock	$23,353,419			$(23,353,419)
Total	$23,353,419	$-	$-	$(23,353,419)

All securities of the Funds, except for Westcore Micro-Cap Opportunity, Westcore International Small-Cap, Westcore Flexible Income and Westcore Plus Bond Funds, were valued using either Level 1 or Level 2 inputs during the nine months ended September 30, 2016.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Westcore International Small-Cap Fund
Investments in Securities	Balance as of December 31, 2015	Accrued discount/ premium	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Net sales proceeds	Transfer in and/ or (out) of Level 3	Balance as of September 30, 2016	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments still held at September 30, 2016
Common Stock	$2,797,246	$-	$(7,657,188)	$7,693,163	$(2,833,221)	$-	$-	$-
Total	$2,797,246	$-	$(7,657,188)	$7,693,163	$(2,833,221)	$-	$-	$-

Westcore Flexible Income Fund
Investments in Securities	Balance as of December 31, 2015	Accrued discount/ premium	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Net sales proceeds	Transfer in and/ or (out) of Level 3	Balance as of September 30, 2016	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments still held at September 30, 2016
Commercial Mortgage-Backed Security	$1,581,689	$(53,791)	$753	$126,172	$(7,826)	$-	$1,646,997	$126,172
Total	$1,581,689	$(53,791)	$753	$126,172	$(7,826)	$-	$1,646,997	$126,172

Westcore Plus Bond Fund
Investments in Securities	Balance as of December 31, 2015	Accrued discount/ premium	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Net sales proceeds	Transfer in and/ or (out) of Level 3	Balance as of September 30, 2016	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments still held at September 30, 2016
Commercial Mortgage-Backed Security	$4,042,093	$22,599	$11,928	$322,440	$(190,069)	$-	$4,208,991	$322,440
Total	$4,042,093	$22,599	$11,928	$322,440	$(190,069)	$-	$4,208,991	$322,440

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair value measurements using significant other observable inputs (Level 2), the Funds generally utilize an independent pricing service which utilizes evaluated pricing models that vary by asset class and incorporate available trade, bid and other market information, and for structured securities also incorporate cash flow and, when available, loan performance data. The independent pricing service’s evaluated pricing models apply available market information through processes such as benchmark curves, benchmarking of similar securities, and sector groupings. For certain securities, the independent pricing service uses model processes, such as the Option Adjusted Spread (benchmark driven) model, to assess interest rate impact and develop prepayment scenarios. With respect to trades and bids, the independent pricing service reviews the lot size to determine whether the information is representative of an orderly trading market. If the independent pricing service determines that trade or bid information is not consistent with other information available, the trade or bid will not be reflected in the evaluated price.

Corporate bonds, Municipal bonds, U.S. Government & Agency Obligations, and U.S. Treasury bonds & Notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Forward foreign currency contracts are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services.

In the event the independent pricing service is unable to provide an evaluated price for a security or Denver Investment Advisors LLC (the “Adviser or “Denver Investments”) believes the price provided is not reliable, securities of the Funds may be valued in good faith as described above in Note 2. In these instances, the compliance department will typically seek input from the investment team of the Fund since they are typically the most knowledgeable of the relevant factors in valuing the securities. Denver Investments may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

At least quarterly, Denver Investments receives a report on the pricing for all fair valued securities during the period along with any actual sales prices, broker quotes and/or pricing from the independent pricing service. Denver Investments uses this information to analyze changes in fair value measurements over the period and as a back test of pricing methods.

Then on at least a quarterly basis, Denver Investments presents the factors considered in determining the fair value measurements to the Audit Committee which meets at least quarterly. The Audit Committee then will provide a recommendation to the Board for approval of the fair value measurements.

The table below provides additional information about the Level 3 Fair Value Measurements as of September 30, 2016:

Quantitative Information about Level 3 Fair Value Measurements	Fair Value at September 30, 2016	Valuation Technique	Unobservable Input(a)	Level/Range

Westcore Flexible Income Fund
Commercial Mortgage-Backed Security	$1,646,997	Adjusted Spread Pricing**	Comparability Adjustment Liquidity Adjustment	1.07% 1.00%
Total	$1,646,997

Westcore Plus Bond Fund
Commercial Mortgage-Backed Security	$4,208,991	Adjusted Spread Pricing**	Comparability Adjustment Liquidity Adjustment	1.07% 1.00%
Total	$4,208,991
**	Denver Investments identifies comparable security(ies) and obtains market observable spreads to Treasuries, and then adjusts for appropriate comparability or liquidity adjustments.

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Comparability Adjustment	Decrease	Increase
Liquidity Adjustment	Decrease	Increase

5. AFFILIATED COMPANIES

Where a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund.  During the period ended September 30, 2016, Westcore International Small-Cap Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers would be deemed to be affiliates of that Fund for purposes of the 1940 Act.

Security Name	Share Balance at December 31, 2015	Purchases	Sales	Share Balance at September 30, 2016	Market Value at September 30, 2016	Dividends	Realized Gains/(Losses)
Decmil Group Ltd. (Australia)(a)	4,463,723	-	4,463,723	-	-	-	(5,597,563)
					$-	$-	$(5,597,563)

(a)	As of September 30, 2016 no longer an affiliate.

Item 2 - Controls and Procedures.

(a)
The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESTCORE TRUST

By:	/s/ Janice M. Teague
Janice M. Teague
Principal Executive Officer

Date:	November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Janice M. Teague
Janice M. Teague
Principal Executive Officer

Date:	November 22, 2016

By:	/s/ Jasper R. Frontz
Jasper R. Frontz
Principal Financial Officer

Date:	November 22, 2016